UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/13

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

commerce funds™

Annual Report

October 31, 2013

commerce funds™

For Your Life's *Direction*

At The Commerce Funds, we're committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child's education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward

The Commerce Funds

Risk
MidCap Growth
Growth
Value
Kansas Tax-Free Intermediate Bond
Missouri Tax-Free Intermediate Bond
National Tax-Free Intermediate Bond
Bond
Short-Term Government
Potential Return

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the "Adviser" or "Commerce") believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2013 and is audited, except where noted. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2013.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned 24.39% for the period ended October 31, 2013, underperforming the Russell 1000 Growth Index return of 28.30% by 3.93%.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The period was marked at times with uncertainty regarding tax reform, the Affordable Care Act, the Debt Ceiling debate, and an overall slow growth economy, yet the equity markets posted solid gains during the period. The Fund’s poor security selection and sector bets weighed heavily on relative performance, causing the Fund to trail the overall index throughout the period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund reduced its overweight positions in electronic technology and technology services, shifting to an underweight exposure in these sectors. Additionally, the Fund moved further underweight in consumer services. The Fund increased its exposure in finance, increasing the existing overweight position.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Within the producer manufacturing sector, the Fund benefited from solid security selection with Flowserve, United Technologies, and Honeywell up 46%, 39%, and 38%, respectively. Selection was also favorable in retail trade as Amazon.com and Lowe’s were both up 56% during the period. Also helping Fund performance was the underweight position in the health services sector.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Poor security selection in consumer services significantly impacted relative performance as Service Corporation International, Viacom, and Yum! Brands all underperformed returning 0%, 7%, and 8% respectively. Security selection was also weak in electronic technology with Trimble Navigation and Apple down 10% and 14% for the period. Underweight positions in transportation and health technology contributed to the underperformance as well.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2013 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2012 - October 31, 2013	Fund Total Return(a)	Index Total Return	Index
Growth Fund	24.39%	28.30%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2013(b)

Standardized Average Annual Total Return through September 30, 2013(b)	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	14.37%	9.42%	6.21%	7.42%
Russell 1000® Growth Index (as of December 12, 1994)(c)	19.27%	12.07%	7.82%	8.58%

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2003 through October 31, 2013.

Average Annual Total Return through October 31, 2013	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	24.39%	14.59%	6.13%	7.69%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Growth Fund	1.13%	1.15%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2013) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2014. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2013

Shares	Description	Value
Common Stocks – 95.7%
Communications – 2.6%
15,800	Crown Castle International Corp.*	$ 1,201,116
28,700	Verizon Communications, Inc.	1,449,637

		2,650,753

Consumer Durables* – 1.1%
20,650	Jarden Corp.	1,143,184

Consumer Non-Durables – 13.1%
31,800	Altria Group, Inc.	1,183,914
19,700	Colgate-Palmolive Co.	1,275,181
18,500	Kellogg Co.	1,170,125
11,600	Kimberly-Clark Corp.	1,252,800
16,000	McCormick & Co., Inc.	1,106,400
15,900	Nike, Inc. Class B	1,204,584
15,000	PepsiCo, Inc.	1,261,350
16,800	Philip Morris International, Inc.	1,497,216
6,200	Ralph Lauren Corp.	1,026,968
39,100	The Coca-Cola Co.	1,547,187
14,600	The Estee Lauder Cos., Inc. Class A	1,036,016

		13,561,741

Consumer Services – 4.3%
25,600	Comcast Corp. Class A	1,218,048
18,400	DIRECTV*	1,149,816
11,400	McDonald’s Corp.	1,100,328
55,500	Service Corp.	999,555

		4,467,747

Distribution Services – 2.5%
8,900	McKesson Corp.	1,391,426
4,400	W.W. Grainger, Inc.	1,183,468

		2,574,894

Electronic Technology – 9.0%
7,200	Apple, Inc.	3,760,920
77,900	Cadence Design Systems, Inc.*	1,010,363
46,800	Intel Corp.	1,143,324
8,900	Lockheed Martin Corp.	1,186,726
25,100	Microchip Technology, Inc.	1,078,296
16,600	QUALCOMM, Inc.	1,153,202

		9,332,831

Finance – 11.6%
15,200	American Express Co.	1,243,360
4,400	BlackRock, Inc.	1,323,564
22,700	Extra Space Storage, Inc.	1,043,973
1,700	Mastercard, Inc. Class A	1,219,070
7,400	Public Storage	1,235,578
7,100	Simon Property Group, Inc.	1,097,305
15,300	T. Rowe Price Group, Inc.	1,184,373
53,800	The Charles Schwab Corp.	1,218,570
13,400	The Chubb Corp.	1,233,872
6,100	Visa, Inc. Class A	1,199,687

		11,999,352

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 1.3%
23,200	Cerner Corp.	$ 1,299,896

Health Technology – 8.9%
12,900	Allergan, Inc.	1,168,869
9,600	Amgen, Inc.	1,113,600
11,200	Becton Dickinson & Co.	1,177,456
8,800	C. R. Bard, Inc.	1,198,736
10,300	IDEXX Laboratories, Inc.*	1,110,958
12,900	Johnson & Johnson	1,194,669
13,300	Pall Corp.	1,070,916
16,000	Stryker Corp.	1,181,760

		9,216,964

Industrial Services – 3.3%
29,500	Kinder Morgan, Inc.	1,041,645
12,900	Schlumberger Ltd.	1,208,988
26,500	Waste Management, Inc.	1,153,810

		3,404,443

Process Industries – 7.6%
26,900	Donaldson Co, Inc.	1,065,509
11,300	Ecolab, Inc.	1,197,800
11,400	Monsanto Co.	1,195,632
17,600	Packaging Corp. of America	1,096,128
28,500	RPM International, Inc.	1,103,520
6,300	The Sherwin-Williams Co.	1,184,400
11,500	W.R. Grace & Co.*	1,054,090

		7,897,079

Producer Manufacturing – 5.5%
22,600	AMETEK, Inc.	1,080,958
16,500	Flowserve Corp.	1,146,255
14,100	Honeywell International, Inc.	1,222,893
14,300	Illinois Tool Works, Inc.	1,126,697
10,300	United Technologies Corp.	1,094,375

		5,671,178

Retail Trade – 9.0%
3,600	Amazon.com, Inc.*	1,310,508
23,000	Lowe’s Cos., Inc.	1,144,940
23,000	Macy’s, Inc.	1,060,530
14,500	Signet Jewelers Ltd.	1,082,570
14,800	The Home Depot, Inc.	1,152,772
27,100	The Kroger Co.	1,160,964
15,000	Wal-Mart Stores, Inc.	1,151,250
20,500	Walgreen Co.	1,214,420

		9,277,954

Technology Services – 13.7%
11,900	ANSYS, Inc.*	1,040,655
16,300	Automatic Data Processing, Inc.	1,222,011
10,200	Fiserv, Inc.*	1,068,246
2,700	Google, Inc. Class A*	2,782,566
10,400	International Business Machines Corp.	1,863,784
84,600	Microsoft Corp.	2,990,610
25,200	Paychex, Inc.	1,064,952

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
20,600	Solera Holdings, Inc.	$ 1,158,132
45,600	Symantec Corp.	1,036,944

		14,227,900

Transportation – 2.2%
7,200	Union Pacific Corp.	1,090,080
12,200	United Parcel Service, Inc. Class B	1,198,528

		2,288,608

TOTAL COMMON STOCKS
(Cost $79,383,197)		$ 99,014,524

Exchange Traded Fund – 3.5%
44,100	iShares Russell 1000 Growth Index Fund
(Cost $3,184,678)		$ 3,598,119

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreements – 0.9%
State Street Bank & Trust Co.
$876,000	0.000%	11/01/13	$876,000
Maturity Value: $876,000
(Cost $876,000)

TOTAL INVESTMENTS – 100.1%
(Cost $83,443,875)			$103,488,643

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(52,173)

NET ASSETS – 100.0%			$103,436,470

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2013. This agreement was fully collateralized by $865,000 U.S. Treasury Note, 2.500%, due 03/31/15 with a market value of $894,582.

PORTFOLIO COMPOSITION

	AS OF 10/31/2013	AS OF 10/31/2012

Technology Services	13.7%	17.8%
Consumer Non-Durables	13.1	9.6
Finance	11.6	6.1
Electronic Technology	9.0	15.2
Retail Trade	9.0	8.5
Health Technology	8.9	9.8
Process Industries	7.6	4.2
Producer Manufacturing	5.5	5.5
Consumer Services	4.3	7.9
Exchange Traded Fund	3.5	0.2
Industrial Services	3.3	2.2
Communications	2.6	1.8
Distribution Services	2.5	1.2
Transportation	2.2	2.0
Health Services	1.3	—
Consumer Durables	1.1	1.3
Short-term Investment	0.9	0.7

TOTAL INVESTMENTS	100.1%	94.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2013.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The fund trailed the overall index with a return of 27.27% over the 12 month period ended October 31, 2013, which underperformed the Russell 1000 Value Index return of 28.29% by 1.02%.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The equity markets overcame federal sequestration, the debt ceiling standoff, and a slow global growth environment to produce sizeable returns; however, the Fund’s exposure to higher dividend paying stocks led to underperformance. Investors shunned these positions near year end 2012 due to concerns over pending tax reform, as fears of increased taxes on dividends mounted.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund nearly doubled its position in electronic technology, moving it closer to a neutral weighting. The Fund also increased its weightings in consumer durables and consumer services assuming overweight positions in these sectors. Alternatively, the Fund partially reduced its sector bets in consumer non-durables and utilities, while still maintaining overweight positions.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund owned no stocks in the non-energy minerals sector, which added to performance as the sector produced negative returns during the period. The Fund also benefited from its underweight bet in energy minerals, which also underperformed the index over the 12 month period. Strong security selection, with Walgreen Co. and Staples returning 29% and 23%, respectively, in retail trade, which was an underperforming sector, further contributed to the Fund’s performance. Emerson, Harsco, and GE in the producer manufacturing sector were also strong performers, boosting results with returns of 42%, 29%, and 28%, respectively.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Overweight sector positions in communications and utilities detracted from period results. As did the underweight positions in the transportation and electronic technology sectors, which performed well above the index. Darden and McDonald’s were both poor performers in consumer services with returns of 2% and 6%. M&T Bank and HCP, Inc. both produced negative returns, -3% and -1% respectively, which also detracted from performance.

COMMERCE VALUE FUND

Performance Summary

October 31, 2013 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2012 - October 31, 2013	Fund Total Return(a)	Index Total Return	Index
Value Fund	27.27%	28.29%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2013(b)

Standardized Average Annual Total Return through September 30, 2013(b)	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	19.76%	10.22%	7.66%	5.84%
Russell 1000® Value Index (as of March 3, 1997)(c)	22.30%	8.86%	7.98%	7.43%

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2003 through October 31, 2013.

Average Annual Total Return through October 31, 2013	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	27.27%	15.36%	7.54%	6.13%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Value Fund	0.70%	0.70%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000 ® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2013) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2014. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2013

Shares	Description	Value
Common Stocks – 97.2%
Communications – 5.6%
120,000	AT&T, Inc.	$ 4,344,000
89,000	Verizon Communications, Inc.	4,495,390

		8,839,390

Consumer Durables – 4.0%
61,000	Hasbro, Inc.	3,150,650
35,000	Tupperware Brands Corp.	3,137,750

		6,288,400

Consumer Non-Durables – 8.0%
84,500	Altria Group, Inc.	3,145,935
31,000	Kimberly-Clark Corp.	3,348,000
38,000	Procter & Gamble Co.	3,068,500
60,000	Reynolds American, Inc.	3,082,200

		12,644,635

Consumer Services – 3.9%
64,000	Darden Restaurants, Inc.	3,297,920
30,500	McDonald’s Corp.	2,943,860

		6,241,780

Distribution Services – 1.9%
92,000	SYSCO Corp.	2,975,280

Electronic Technology – 8.1%
6,500	Apple, Inc.	3,395,275
125,000	Intel Corp.	3,053,750
23,000	Lockheed Martin Corp.	3,066,820
31,000	Northrop Grumman Corp.	3,332,810

		12,848,655

Energy Minerals – 12.8%
58,500	Chevron Corp.	7,017,660
98,000	ConocoPhillips	7,183,400
34,000	Exxon Mobil Corp.	3,047,080
32,500	Occidental Petroleum Corp.	3,122,600

		20,370,740

Finance – 19.6%
55,500	Bank of Hawaii Corp.	3,217,890
88,000	BB&T Corp.	2,989,360
10,500	BlackRock, Inc.	3,158,505
43,000	Cullen/Frost Bankers, Inc.	3,043,970
71,500	HCP, Inc.	2,967,250
125,000	JPMorgan Chase & Co.	6,442,500
147,000	Kimco Realty Corp.	3,157,560
142,000	Wells Fargo & Co.	6,061,980

		31,039,015

Health Technology – 10.1%
63,000	Bristol-Myers Squibb Co.	3,308,760
33,500	Johnson & Johnson	3,102,435
100,000	Merck & Co., Inc.	4,509,000
165,000	Pfizer, Inc.	5,062,200

		15,982,395

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 1.9%
71,000	Waste Management, Inc.	$ 3,091,340

Process Industries – 3.9%
50,500	E. I. du Pont de Nemours and Co.	3,090,600
75,500	Sonoco Products Co.	3,068,320

		6,158,920

Producer Manufacturing – 6.0%
46,000	Emerson Electric Co.	3,080,620
122,000	General Electric Co.	3,189,080
117,500	Harsco Corp.	3,275,900

		9,545,600

Retail Trade – 2.0%
200,000	Staples, Inc.	3,224,000

Technology Services – 1.9%
72,000	Paychex, Inc.	3,042,720

Utilities – 7.5%
47,500	Dominion Resources, Inc.	3,028,125
36,500	NextEra Energy, Inc.	3,093,375
96,500	PPL Corp.	2,955,795
70,500	The Southern Co.	2,884,155

		11,961,450

TOTAL COMMON STOCKS
(Cost $125,580,557)		$154,254,320

Exchange Traded Fund – 1.1%
20,000	iShares Russell 1000 Value Index Fund
(Cost $1,753,960)		$ 1,799,600

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co.
$2,396,000	0.000%	11/01/13	$2,396,000
Maturity Value: $2,396,001
(Cost $2,396,000)

TOTAL INVESTMENTS – 99.8%
(Cost $129,730,517)			$158,449,920

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			291,608

NET ASSETS – 100.0%			$158,741,528

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on 10/31/2013. This agreement was fully collateralized by $2,515,000 U.S. Treasury Note, 1.250%, due 02/29/20 with a market value of $2,446,813.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

PORTFOLIO COMPOSITION

	AS OF 10/31/13	AS OF 10/31/12

Finance	19.6%	20.6%
Energy Minerals	12.8	12.5
Health Technology	10.1	10.7
Electronic Technology	8.1	4.1
Consumer Non-Durables	8.0	11.5
Utilities	7.5	10.0
Producer Manufacturing	6.0	5.7
Communications	5.6	5.6
Consumer Durables	4.0	1.8
Consumer Services	3.9	1.8
Process Industries	3.9	3.6
Retail Trade	2.0	2.9
Industrial Services	1.9	2.0
Technology Services	1.9	1.9
Distribution Services	1.9	2.0
Short-term Investment	1.5	1.0
Exchange Traded Fund	1.1	2.2

TOTAL INVESTMENTS	99.8%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce Mid-Cap Growth Fund for the one-year period ended October 31, 2013.

A conversation with Joe Williams, Portfolio Manager of the Mid-Cap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund underperformed the overall index return during the 12 month period ended October 31, 2013. The Fund posted a 27.92% return versus the Russell Mid Cap Growth Index return of 33.93%, trailing by 6.01%.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Mid Cap Growth stocks had strong performance during the period, despite domestic fiscal headwinds and a global slow growth economy. The Fund’s performance relative to the benchmark was mostly hampered by poor security selection across multiple sectors. Additionally, some of the Fund’s sector bets further detracted from returns.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund reduced its positions in consumer non-durables, utilities, and energy minerals, moving each of these sector bets further underweight versus the index. Meanwhile, the Fund moved to overweight positions in retail trade and distribution services.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Performance was boosted by strong selection within technology services. Alliance Data Systems led the way returning 66%, while Paychex and Total System Services also contributed with both returning 35%. Another bright spot for the Fund was the selection within energy minerals as Noble Energy posted a 60% return. The 0% weighting in non-energy minerals proved to be a solid strategy as the sector return was -36%. Another allocation strategy that positively impacted the Fund was the overweight position in consumer durables.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A:. Poor stock selection in both health technology and consumer non-durables detracted from performance. Thoratec and Alexion were the weakest performers in health technology, returning -15% and -2%, and McCormick & Company and Mead Johnson Nutrition lagged in consumer non-durables down 2% and 1% respectively. American Campus Communities also struggled during the period as it was down 23%. The primary sector allocation strategy that detracted from performance was the overweight position in utilities.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2013 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2012 - October 31, 2013	Fund Total Return(a)	Index Total Return	Index
MidCap Growth	27.92%	33.93%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2013(b)

Standardized Average Annual Total Return through September 30, 2013(b)	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	21.19%	11.62%	8.68%	7.92%
Russell MidCap® Growth Index (as of December 1, 1994)(c)	27.54%	13.91%	10.15%	9.95%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2003 through October 31, 2013.

Average Annual Total Return through October 31, 2013	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	27.92%	17.72%	8.17%	8.10%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
MidCap Growth	1.18%	1.18%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses. Inception date of the Index return in 12/30/94 as daily value was unavailable at 12/12/94.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense limitations) and gross (before fee waivers and/or expense limitations), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2013) and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2013

Shares	Description	Value
Common Stocks – 96.1%
Commercial Services – 4.8%
12,100	Equifax, Inc.	$ 782,507
12,700	Gartner, Inc.*	748,665
9,600	Morningstar, Inc.	770,784
21,100	Nielsen Holdings NV	832,184

		3,134,140

Communications* – 2.5%
10,600	Crown Castle International Corp.	805,812
10,000	SBA Communications Corp. Class A	874,700

		1,680,512

Consumer Durables – 3.7%
11,600	Harley-Davidson, Inc.	742,864
16,200	Jarden Corp.*	896,832
8,800	Tupperware Brands Corp.	788,920

		2,428,616

Consumer Non-Durables – 3.4%
16,700	Dr Pepper Snapple Group, Inc.	790,745
10,900	McCormick & Co., Inc.	753,735
4,400	Ralph Lauren Corp.	728,816

		2,273,296

Consumer Services – 7.5%
9,400	Discovery Communications, Inc. Class A*	835,848
17,200	Dunkin’ Brands Group, Inc.	820,096
18,500	Marriott International, Inc. Class A	833,980
42,400	Service Corp.	763,624
13,300	The Madison Square Garden Co.*	804,916
12,700	Wyndham Worldwide Corp.	843,280

		4,901,744

Distribution Services – 3.5%
15,800	Fastenal Co.	786,840
9,400	MSC Industrial Direct Co., Inc. Class A	717,878
2,900	W.W. Grainger, Inc.	780,013

		2,284,731

Electronic Technology – 8.3%
50,000	Cadence Design Systems, Inc.*	648,500
12,900	Harris Corp.	799,284
19,300	Linear Technology Corp.	794,002
95,900	LSI Corp.*	813,232
19,500	Microchip Technology, Inc.	837,720
16,000	Xilinx, Inc.	726,720
16,800	Zebra Technologies Corp. Class A*	811,608

		5,431,066

Energy Minerals – 1.3%
11,200	Noble Energy, Inc.	839,216

Finance – 8.3%
23,300	Brown & Brown, Inc.	743,969
16,700	CBOE Holdings, Inc.	809,950
10,200	Erie Indemnity Co. Class A	732,564

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
4,700	Essex Property Trust, Inc.	$ 756,700
7,500	Federal Realty Investment Trust	777,000
4,300	IntercontinentalExchange, Inc.*	828,739
10,100	T. Rowe Price Group, Inc.	781,841

		5,430,763

Health Services* – 2.3%
8,800	Covance, Inc.	785,488
7,200	Laboratory Corporation of America Holdings	726,480

		1,511,968

Health Technology – 8.6%
18,000	DENTSPLY International, Inc.	847,800
7,600	IDEXX Laboratories, Inc.*	819,736
9,700	Pall Corp.	781,044
14,900	ResMed, Inc.	770,926
11,600	Sirona Dental Systems, Inc.*	838,100
10,000	Varian Medical Systems, Inc.*	725,800
9,700	Zimmer Holdings, Inc.	848,459

		5,631,865

Industrial Services – 3.5%
13,500	FMC Technologies, Inc.*	682,425
9,300	Oceaneering International, Inc.	798,684
27,800	Quanta Services, Inc.*	839,838

		2,320,947

Process Industries – 8.2%
17,800	Crown Holdings, Inc.*	776,080
12,900	Packaging Corp. of America	803,412
11,200	Rockwood Holdings, Inc.	708,400
20,900	RPM International, Inc.	809,248
9,236	Sigma-Aldrich Corp.	798,267
15,400	Silgan Holdings, Inc.	694,078
4,200	The Sherwin-Williams Co.	789,600

		5,379,085

Producer Manufacturing – 8.8%
16,700	A.O. Smith Corp.	862,555
17,700	AMETEK, Inc.	846,591
11,900	Flowserve Corp.	826,693
11,800	IDEX Corp.	815,970
21,200	ITT Corp.	842,276
3,100	Mettler-Toledo International, Inc.*	767,126
13,600	The Toro Co.	801,584

		5,762,795

Retail Trade – 11.7%
1,700	AutoZone, Inc.*	738,973
9,900	Carter’s, Inc.	684,585
32,600	Liberty Interactive Corp. Class A*	878,896
12,500	Nordstrom, Inc.	755,875
6,400	O’Reilly Automotive, Inc.*	792,384
10,600	PetSmart, Inc.	771,256
11,300	Ross Stores, Inc.	874,055

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – (continued)
11,300	Signet Jewelers Ltd.	$ 843,658
18,400	The Gap, Inc.	680,616
13,200	Williams-Sonoma, Inc.	692,208

		7,712,506

Technology Services – 7.2%
3,600	Alliance Data Systems Corp.*	853,416
4,100	Equinix, Inc.*	662,068
15,000	MICROS Systems, Inc.*	813,750
19,200	Paychex, Inc.	811,392
14,300	Solera Holdings, Inc.	803,946
25,700	Total System Services, Inc.	766,631

		4,711,203

Transportation – 2.5%
11,800	Alaska Air Group, Inc.	833,788
6,600	Kansas City Southern	802,032

		1,635,820

TOTAL COMMON STOCKS
(Cost $48,555,635)		$63,070,273

Exchange Traded Fund – 3.3%
26,700	iShares Russell Midcap Growth Index Fund
(Cost $1,763,575)		$ 2,141,607

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.
$ 464,000	0.000%	11/01/13	$464,000
Maturity Value: $464,000
(Cost $464,000)

TOTAL INVESTMENTS – 100.1%
(Cost $50,783,210)			$65,675,880

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(54,719)

NET ASSETS – 100.0%			$65,621,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on October 31, 2013. This agreement was fully collateralized by $460,000 U.S. Treasury Note, 2.500%, due 03/31/15 with a market value of $475,732.
*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 10/31/13	AS OF 10/31/12

Retail Trade	11.7%	9.0%
Producer Manufacturing	8.8	7.5
Health Technology	8.6	8.2
Electronic Technology	8.3	8.3
Finance	8.3	7.4
Process Industries	8.2	7.6
Consumer Services	7.5	7.5
Technology Services	7.2	8.7
Commercial Services	4.8	4.3
Consumer Durables	3.7	2.7
Industrial Services	3.5	3.9
Distribution Services	3.5	1.3
Consumer Non-Durables	3.4	6.8
Exchange Traded Fund	3.3	2.7
Communications	2.5	3.0
Transportation	2.5	2.0
Health Services	2.3	2.4
Energy Minerals	1.3	3.2
Utilities	0.0	2.6
Short-term Investment	0.7	1.1

TOTAL INVESTMENTS	100.1%	100.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2013.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2013, the Fund generated a cumulative total return of 0.31%. This return compares to the -1.08% cumulative total return of the Barclays Capital U.S. Aggregate Bond Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors helped the Fund’s performance exceed its benchmark during the reporting period. Most of the outperformance was attributed to the overweight position in corporate bonds. Performance was aided by spread tightening in this sector. Strong balance sheets, improved company earnings, and low default rates contributed to the decline in the risk premium for corporate bonds.

Over the past twelve months, the Fund’s duration was shortened further relative to its benchmark. With Treasury yields rising across the curve during that period (10-year Treasury yield moved from 1.69% to 2.55%), the Fund was less negatively impacted by the rise in yields relative to its benchmark.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund lowered its exposure to Agency debenture holdings and raised its overweight position in corporate bonds. The Fund’s duration relative to its benchmark was moved from being short 0%-5% to being 5%-10% short. Also, the Fund’s exposure to BBB rated holdings was increased during the period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Lowering the Fund’s Agency debenture exposure while raising the corporate bond exposure contributed to the Fund’s success. Excess return calculations show that BBB performed the best on the investment grade credit rating spectrum. Raising the Fund’s BBB exposure helped it outperform versus its benchmark. The Fund also benefited from the move to further shorten the portfolio’s target duration relative to the benchmark’s duration.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Allowing an underweight position to develop in the mortgage-backed securities (MBS) sector detracted from performance. The MBS sector benefited from the Fed’s bond-buying program associated with quantitative easing. Also, some of the security specific additions made to Fund’s municipal bond exposure detracted from performance.

COMMERCE BOND FUND

Performance Summary

October 31, 2013 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2012 - October 31, 2013	Fund Total Return(a)	Index Total Return	Index
Bond Fund	0.31%	-1.08%	Barclays U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2013(b)

Standardized Average Annual Total Return through September 30, 2013(b)	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	-0.05%	7.30%	5.38%	6.28%
Barclays U.S. Aggregate Bond Index (as of December 12, 1994)(c)	-1.68%	5.41%	4.59%	6.30%

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2003 through October 31, 2013.

Average Annual Total Return through October 31, 2013	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	0.31%	8.02%	5.56%	6.30%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Bond Fund	0.77%	0.77%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2013) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2014. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 9.9%
Auto – 2.6%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$6,577,478
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
478,274	1.890	07/15/16	479,399
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
388,955	1.180	08/15/17	388,487
California Republic Auto Receivables Trust Series 2013-1, Class A2(a)
3,490,000	1.410	09/17/18	3,484,029
CPS Auto Trust Series 2012-B, Class A(a)
1,783,774	2.520	09/16/19	1,805,265
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
704,466	2.020	08/15/16	707,186
Flagship Credit Auto Trust Series 2013-1, Class A(a)
2,748,426	1.320	04/16/18	2,744,284
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,060,510
Prestige Auto Receivables Trust Series 2012-1A, Class A2(a)
956,080	1.230	12/15/15	957,343

			20,203,981

Commercial – 0.1%
Small Business Administration Series 2006-P10B, Class 1
695,390	5.681	08/10/16	751,036

Equipment(a) – 0.6%
Cronos Containers Program Ltd. Series 2013-1A, Class A
950,000	3.080	04/18/28	930,458
Global SC Finance SRL Series 2013-1A, Class A
4,161,000	2.980	04/17/28	4,059,659

			4,990,117

Home Equity – 5.3%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,996,730	4.881	05/25/34	2,004,924
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,185,194	5.907	06/25/32	3,079,353
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,099,057	1.019	10/25/34	2,090,877
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,730,000	0.900	08/25/35	5,179,691
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
892,815	0.370	02/25/37	582,390
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
720,567	4.250%	09/25/33	727,049
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	456,842

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Irwin Home Equity Series 2005-A, Class A3(b)
$ 2,054,568	0.559	02/25/34	$1,935,085
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.409	07/25/36	2,814,075
Lehman XS Trust Series 2005-1, Class 1A4(b)
554,704	0.510	07/25/35	519,952
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.854	12/25/34	6,035,553
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
520,825	4.814	11/25/35	512,756
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	924,798
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
1,066,553	3.900	03/25/33	1,062,735
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
3,476,701	5.490	10/25/33	3,659,127
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
277,980	8.350	03/25/25	271,386
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
349,950	7.980	09/25/30	350,800
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
3,218,161	6.740	07/25/29	2,889,748
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,858,998	1.304	06/25/33	1,747,889
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,711,628	5.250	06/25/35	1,677,747
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
304,657	4.489	09/25/36	318,867
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.429	07/25/36	2,576,671

			41,418,315

Manufactured Housing – 0.8%
Green Tree Financial Corp. Series 1993-4, Class A5
207,664	7.050	01/15/19	215,075
Green Tree Financial Corp. Series 1996-4, Class A7(b)
299,203	7.900	06/15/27	305,530
Green Tree Financial Corp. Series 1997-3, Class A6
45,194	7.320%	03/15/28	48,746
Green Tree Financial Corp. Series 1998-3, Class A5
2,697,207	6.220	03/01/30	2,876,634
Green Tree Financial Corp. Series 1998-3, Class A6(b)
336,888	6.760	03/01/30	365,491

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Lehman Manufactured Housing Contract Series 2001-B, Class A3
$ 252,003	4.350	04/15/40	$259,501
Mid-State Trust Series 11, Class A1
321,408	4.864	07/15/38	343,088
Newcastle Investment Trust Series 2011-MH1, Class A(a)
1,440,674	2.450	12/10/33	1,456,202
Origen Manufactured Housing Series 2005-B, Class A3
202,158	5.605	05/15/22	204,255

			6,074,522

Student Loans – 0.5%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	0.986	10/30/45	793,712
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,103,919

			3,897,631

TOTAL ASSET-BACKED SECURITIES
(Cost $72,986,939)			$77,335,602

Municipal Bond Obligations – 12.0%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$1,366,134

California – 2.3%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,422,480
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	1,706,155
11,420,000	0.000	09/01/43	1,695,642
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,231,990
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,003,193
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	2,603,343
12,290,000	0.000	08/01/39	2,464,268

			18,127,071

District of Columbia – 0.7%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250%	10/01/25	5,613,200

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,177,760

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
$ 4,100,000	7.000	01/01/31	$4,447,680

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,228,579
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,112,100

			2,340,679

Indiana – 0.6%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	4,777,400

Iowa – 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,810,000	3.500	12/01/15	1,853,693

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,081,530

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,585,410

Missouri – 1.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,910,775
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,145,380
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,650,557
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,081,960
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704%	12/01/19	1,498,854
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,948,212

			13,235,738

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,747,276

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 0.3%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
$ 1,000,000	5.200	03/01/14	$1,012,440
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,319,613

			2,332,053

New York – 1.3%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,252,400
1,055,000	5.008	06/01/22	1,172,749
New York Housing Development Corporation Multy-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,536,976
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,237,940

			10,200,065

Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,630,300
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,172,993

			4,803,293

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,510,090

Puerto Rico – 0.5%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	913,572
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250%	07/01/18	2,909,346

			3,822,918

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
710,000	4.960	07/15/14	728,694
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,355,825

			3,084,519

South Carolina – 0.6%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
4,610,000	4.000	07/01/34	4,693,948

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
$ 2,000,000	3.750	06/01/33	$1,830,540

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $83,047,747)			$93,630,997

Mortgage-Backed Obligations – 19.1%
Collateralized Mortgage Obligations – 15.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$2,355,388	2.684%	04/25/35	$2,313,709
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
2,864,392	6.000	02/25/34	2,942,833
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
1,708,850	5.500	11/25/20	1,768,369
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
336,592	6.000	04/25/36	347,755
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	4,995,015
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,685,506	2.467	11/25/35	2,091,397
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
695,126	5.750	01/25/34	724,291
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
505,088	5.500	11/25/33	527,580
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
70,414	5.500	08/25/21	71,247
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,559,436	6.750%	08/25/34	1,640,943
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,279,010	2.969	12/25/35	1,019,195
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
485,815	5.319	04/25/37	388,276
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
941,040	5.750	09/25/21	949,575
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
2,167,582	0.520	07/25/36	2,051,614
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
317,422	5.500	07/25/36	323,711
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
592,595	5.250	09/25/19	604,734
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
170,150	4.750	12/25/18	171,194

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
$ 189,970	6.500	08/25/32	$191,800
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
483,231	6.000	07/25/37	433,610
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
1,106,368	5.500	08/25/33	1,145,610
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
489,960	4.750	01/25/19	497,721
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,859,723	5.500	12/25/35	1,686,407
Countrywide Home Loans Trust Series 2005-6, Class 2A1
541,803	5.500	04/25/35	501,830
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,413,740	0.719	03/25/35	2,252,072
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
602,609	5.250	07/25/33	615,369
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
7,808,048	5.500	07/25/35	7,891,087
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
4,355,583	3.000	06/25/43	4,320,111
FHLMC REMIC PAC Series 1579, Class PM
240,770	6.700	09/15/23	278,638
FHLMC REMIC PAC Series 2103, Class TE
184,872	6.000	12/15/28	204,992
FHLMC REMIC PAC Series 2110, Class PG
847,766	6.000	01/15/29	938,143
FHLMC REMIC Series 2391, Class Z
2,215,718	6.000%	12/15/31	2,457,114
FHLMC REMIC Series 2508, Class OY
402,891	4.500	10/15/17	420,590
FHLMC REMIC Series 2603, Class C
1,122,465	5.500	04/15/23	1,246,485
FHLMC REMIC Series 2677, Class BC
389,740	4.000	09/15/18	411,500
FHLMC REMIC Series 2866, Class DH
1,021,614	4.000	09/15/34	1,084,216
FHLMC REMIC Series 2890, Class KB
750,441	4.500	02/15/19	756,832
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,019,438	6.000	01/25/35	1,039,614
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
3,197,899	5.500	05/25/35	3,014,244
FNMA REMIC FNIC PAC Series 2001-45, Class WG
318,251	6.500	09/25/31	361,855
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,459,021
FNMA REMIC PAC Series 2003-14, Class AP
166,622	4.000	03/25/33	176,672
FNMA REMIC PAC Series 2004-53, Class NC
1,387,142	5.500	07/25/24	1,539,871

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2002-73, Class OE
$ 1,230,271	5.000	11/25/17	$1,304,888
FNMA REMIC Series 2002-82, Class XE
1,072,739	5.000	12/25/17	1,139,243
FNMA REMIC Series 2003-83, Class PG
237,609	5.000	06/25/23	253,812
FNMA REMIC Series 2003-84, Class PG
114,075	5.000	03/25/32	116,283
FNMA Series 2003-W6, Class 2A32
227,118	6.500	09/25/42	260,922
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,495,968	0.519	12/25/34	1,401,094
Impac CMB Trust Series 2003-2F, Class A(b)
1,168,870	5.730	01/25/33	1,211,111
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,452,330	0.819	09/25/34	2,277,964
Impac CMB Trust Series 2004-4, Class 2A2(c)
3,942,930	4.726	09/25/34	3,954,183
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
634,548	4.427	08/25/34	653,052
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,311,445	6.000	03/25/36	1,988,296
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
754,816	5.267	04/25/37	679,490
JPMorgan Mortgage Trust Series 2013-3, Class A10(a)(b)
3,561,456	3.496%	07/25/43	3,511,218
Master Alternative Loans Trust Series 2004-4, Class 1A1
377,650	5.500	05/25/34	396,013
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,826,296	6.500	05/25/34	1,944,502
Master Alternative Loans Trust Series 2004-9, Class A6(c)
1,656,209	5.143	08/25/34	1,695,007
Master Asset Securitization Trust Series 2003-10, Class 3A1
188,255	5.500	11/25/33	199,537
Master Asset Securitization Trust Series 2003-7, Class 1A1
467,601	5.500	09/25/33	479,636
Master Asset Securitization Trust Series 2004-3, Class 5A1
39,373	6.250	01/25/32	40,035
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
69,822	5.250	08/25/36	69,885
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
636,086	1.682	03/25/33	599,159
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
2,860,552	5.580	11/25/35	2,651,695
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
2,301,270	6.000	08/25/37	2,083,668
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
4,034,165	3.250	07/25/43	4,120,835

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
$ 1,548,969	2.429	05/25/38	$1,434,138
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,970,428	5.933	11/25/21	1,865,089
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
100,280	8.144	07/25/35	100,013
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
1,590,240	4.750	04/25/33	1,619,709
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
3,321,024	5.750	02/25/34	3,475,993
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
486,706	0.679	07/25/35	390,971
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
626,266	6.000	07/25/32	625,651
Residential Asset Securitization Trust Series 2004-A6, Class A1
1,247,895	5.000	08/25/19	1,280,879
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
341,854	6.000	05/25/33	360,123
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
453,133	5.500%	11/25/35	417,272
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,274,752	5.750	12/25/35	1,208,380
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
880,200	5.500	12/25/21	912,483
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
981,343	0.490	11/20/34	964,398
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,694,609	2.481	10/25/34	1,665,776
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
541,861	2.496	04/25/34	534,273
Structured Asset Securities Corp. Series 2003-29, Class 5A4
2,034,495	5.250	09/25/33	2,120,292
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
929,813	2.463	10/25/33	932,639
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,403,186	2.507	11/25/33	1,392,934
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
691,175	2.665	11/25/33	681,072
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
1,993,998	5.710	06/25/34	2,005,659

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Asset Securities Corp. Series 2005-6, Class 5A2
$ 172,746	5.000	05/25/35	$176,631
Structured Asset Securities Corp. Series 2005-6, Class 5A4
231,678	5.000	05/25/35	237,136
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
862,214	5.500	06/25/20	884,699
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
178,468	5.250	01/25/20	185,965
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
812,711	2.618	09/25/35	793,968
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
33,671	6.000	10/25/36	845
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
803,341	5.250	03/25/37	827,317

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $105,600,810)			$119,982,675

Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904%	10/10/46	2,595,483
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,795,812
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	996,505
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,048,309
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868	11/15/45	3,047,583
Morgan Stanley Capital I Series 2011-C3, Class A1
330,104	2.178	07/15/49	330,520
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
4,511,077	1.524	01/10/45	4,559,874
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
1,883,919	2.501	02/15/44	1,910,477
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
2,821,935	1.607	06/15/44	2,844,807

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $20,194,808)			$20,129,370

Mortgage-Backed Pass-Through Obligations – 1.1%
FHLMC
$ 805	6.000%	12/01/13	$877
10,113	8.500	02/01/19	10,288
47,502	8.500	03/01/21	51,646
390,226	7.000	05/01/26	452,785
7,961	7.000	10/01/30	8,108
57,069	7.500	12/01/30	68,817

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FHLMC – (continued)
$ 117,111	7.500		01/01/31	$142,121
175,599	7.000		08/01/31	202,080
2,086,491	5.000		05/01/33	2,299,601
411,867	2.354	(b)	05/01/34	434,302
481,953	2.747	(b)	01/01/36	516,388
FNMA
955	6.000		12/01/13	1,043
1,147	6.500		07/01/14	1,266
25,252	9.000		11/01/21	27,366
68,119	9.000		02/01/25	78,320
14,941	6.500		03/01/26	16,487
19,268	8.000		07/01/28	20,241
70,156	6.500		10/01/28	79,038
62,787	2.330	(b)	12/01/28	64,102
64,963	6.000		07/01/29	71,097
41,151	7.500		09/01/29	47,025
59,035	7.000		03/01/31	66,435
21,647	7.500		03/01/31	25,103
70,650	7.000		11/01/31	80,087
190,474	7.000%		01/01/32	215,440
326,719	6.000		12/01/32	363,506
62,900	1.787	(b)	02/01/33	65,378
510,218	5.000		07/01/33	555,628
393,178	2.610	(b)	10/01/34	416,082
663,789	5.071	(b)	02/01/35	711,727
GNMA
145,640	8.000		02/15/22	164,800
60,188	7.500		08/20/25	70,356
253,768	7.500		07/20/26	296,428
175,002	6.500		04/15/31	197,796
235,655	6.500		05/15/31	264,331
832,848	5.500		04/15/33	914,769

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $8,195,101)				$9,000,864

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $133,990,719)				$149,112,909

Corporate Obligations – 48.2%
Aerospace/Defense – 1.1%
General Dynamics Corp.
$ 2,900,000	1.000%		11/15/17	$2,838,958
Goodrich Corp.
1,000,000	4.875		03/01/20	1,107,615
Lockheed Martin Corp.
1,972,000	6.150		09/01/36	2,291,417
United Technologies Corp.
2,000,000	5.700		04/15/40	2,332,412

				8,570,402

Auto Manufacturers(a) – 0.4%
Daimler Finance NA LLC
3,000,000	2.300		01/09/15	3,050,955

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Beverages – 0.8%
Anheuser-Busch Cos., Inc.
$ 1,500,000	5.600	03/01/17	$1,701,110
Anheuser-Busch InBev Finance, Inc.
1,500,000	0.800	01/15/16	1,502,729
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,763,537

			5,967,376

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,516,676

Chemicals – 0.7%
FMC Corp.
3,000,000	5.200	12/15/19	3,314,601
Sigma-Aldrich Corp.
2,000,000	3.375%	11/01/20	2,038,948

			5,353,549

Commercial Banks – 3.2%
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,051,188
2,000,000	5.125	01/08/20	2,253,070
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,512,068
Credit Suisse New York
3,000,000	5.400	01/14/20	3,321,135
KeyBank NA
2,540,000	7.413	05/06/15	2,771,221
National Bank of Canada
3,100,000	1.450	11/07/17	3,061,690
PNC Bank NA
2,500,000	2.950	01/30/23	2,335,075
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,142,532
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,280,872

			24,728,851

Commercial Services – 0.4%
Northwestern University
1,000,000	4.643	12/01/44	1,018,476
The ADT Corp.
2,000,000	2.250	07/15/17	1,939,618

			2,958,094

Communications Equipment – 0.3%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,771,515

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	2,034,680

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Services – 0.3%
eBay, Inc.
$ 2,000,000	1.625	10/15/15	$2,042,418

Diversified Manufacturing – 1.0%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,789,375
KOC Holding AS(a)
2,350,000	3.500	04/24/20	2,103,250
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,016,154

			7,908,779

Electric – 2.8%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	1,934,396
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,157,382
Duke Energy Corp.
1,525,000	5.300%	10/01/15	1,660,678
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,215,913
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,483,536
PacifiCorp
2,000,000	3.850	06/15/21	2,101,882
1,900,000	6.100	08/01/36	2,264,154
Public Service Co. of Colorado
2,000,000	3.600	09/15/42	1,720,426
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,728,271
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,133,563
3,000,000	5.500	03/15/40	3,411,660
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	481,445

			22,293,306

Financial – 13.3%
Abbey National Treasury Services PLC
1,000,000	3.050	08/23/18	1,035,218
American Honda Finance Corp.(a)
1,500,000	1.500	09/11/17	1,495,472
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,936,407
Bank of America Corp.
2,000,000	3.700	09/01/15	2,095,496
2,000,000	5.700	01/24/22	2,295,910
Bank One Corp.(c)
1,000,000	8.530	03/01/19	1,242,192
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,411,330
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625	08/15/19	1,188,536
3,000,000	5.875	03/15/21	3,387,405
Capital One Financial Corp.
1,000,000	1.000	11/06/15	998,081

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Citigroup, Inc.
$ 1,852,000	6.010		01/15/15	$1,963,327
3,000,000	5.500		09/13/25	3,181,482
CME Group, Inc.
1,685,000	3.000		09/15/22	1,625,824
CNA Financial Corp.
2,215,000	7.350		11/15/19	2,730,169
Discover Bank/Greenwood DE
3,375,000	2.000		02/21/18	3,337,737
Ford Motor Credit Co. LLC
3,550,000	6.625		08/15/17	4,142,864
General Electric Capital Corp.
2,000,000	5.625		05/01/18	2,319,948
1,600,000	6.250	(b)	12/15/49	1,668,000
Hyundai Capital America(a)
3,250,000	3.750%		04/06/16	3,407,534
Invesco Finance PLC
2,330,000	3.125		11/30/22	2,199,394
Jefferies Group, Inc.
1,600,000	3.875		11/09/15	1,664,000
JPMorgan Chase & Co.
2,000,000	4.350		08/15/21	2,121,322
KKR Group Finance Co II LLC(a)
2,900,000	5.500		02/01/43	2,713,707
Merrill Lynch & Co., Inc.
2,250,000	6.400		08/28/17	2,614,651
1,270,000	6.875		04/25/18	1,508,387
1,270,000	6.500		07/15/18	1,494,813
Metropolitan Life Insurance Co.(a)
6,770,000	7.700		11/01/15	7,523,487
Morgan Stanley & Co.
2,500,000	4.875		11/01/22	2,573,648
1,875,000	4.100		05/22/23	1,811,154
Northern Trust Corp.
3,000,000	3.950		10/30/25	3,004,737
Novus USA Trust 2013-1(a)(b)
3,000,000	1.562		02/28/14	3,000,000
NYSE Euronext
1,250,000	2.000		10/05/17	1,256,528
PNC Financial Services Group, Inc.(b)
2,500,000	6.750		07/29/49	2,637,500
Royal Bank of Canada
3,390,000	2.625		12/15/15	3,526,709
Scottrade Financial Services, Inc.(a)
1,035,000	6.125		07/11/21	1,011,496
TD Ameritrade Holding Corp.
2,750,000	4.150		12/01/14	2,853,053
The Bank of New York Mellon Corp.
2,000,000	2.400		01/17/17	2,068,838
The Toronto-Dominion Bank
3,000,000	2.500		07/14/16	3,124,389
Toyota Motor Credit Corp.
2,000,000	1.750		05/22/17	2,031,030
1,000,000	2.000		10/24/18	1,004,673

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Wells Fargo & Co.
$ 1,565,000	3.450	02/13/23	$1,489,063

			103,695,511

Food – 1.0%
Danone SA(a)
2,700,000	3.000	06/15/22	2,610,382
Mondelez International, Inc.
1,000,000	6.875	02/01/38	1,221,867
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	3,922,474

			7,754,723

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
2,650,000	5.375%	06/01/18	3,058,831

Health Technology – 0.4%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,506,613
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,045,018

			3,551,631

Healthcare-Services – 0.3%
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,183,098

Household Products – 0.4%
Church & Dwight Co., Inc.
2,000,000	2.875	10/01/22	1,894,234
Stanley Black & Decker, Inc.
1,050,000	2.900	11/01/22	999,166

			2,893,400

Industrial – 0.6%
Joy Global, Inc.
2,860,000	5.125	10/15/21	3,028,486
Receipts on Corporate Securities Trust NSC-1998-1
1,336,614	6.375	05/15/17	1,363,346

			4,391,832

Insurance – 4.0%
Aegon NV
2,650,000	4.625	12/01/15	2,838,176
American International Group, Inc.
1,000,000	5.450	05/18/17	1,126,659
1,400,000	4.125	02/15/24	1,439,232
Assurant, Inc.
3,775,000	2.500	03/15/18	3,745,461
Genworth Financial, Inc.
738,000	8.625	12/15/16	883,346
2,000,000	7.625	09/24/21	2,452,172
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,110,541
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,002,584

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
MetLife, Inc.
$ 2,055,000	10.750	08/01/39	$3,067,087
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,030,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,350,040
2,100,000	5.000	06/01/21	2,258,220
Sirius International Group Ltd.(a)
1,269,000	6.375	03/20/17	1,399,394
Symetra Financial Corp.(a)
4,235,000	6.125	04/01/16	4,542,220

			31,245,132

Media Non-Cable – 0.5%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2,875,000	5.000%	03/01/21	3,014,219
The Interpublic Group of Cos., Inc.
1,000,000	2.250	11/15/17	993,093

			4,007,312

Metals & Mining – 1.8%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375	03/15/18	997,272
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	2,887,476
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,049,788
Rio Tinto Finance USA PLC
3,000,000	1.625	08/21/17	2,993,829
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,036,311
Timken Co.
2,750,000	6.875	05/08/28	3,039,064

			14,003,740

Oil & Gas – 2.2%
Apache Corp.
1,360,000	7.375	08/15/47	1,763,044
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,145,272
BP Capital Markets PLC
3,500,000	1.700	12/05/14	3,548,478
3,530,000	3.875	03/10/15	3,686,471
Energen Corp.
2,000,000	4.625	09/01/21	2,011,846
Tosco Corp.
2,095,000	8.125	02/15/30	2,956,596

			17,111,707

Pharmaceuticals – 1.1%
AbbVie, Inc.
2,200,000	1.750	11/06/17	2,206,705
AstraZeneca PLC
3,000,000	1.950	09/18/19	2,971,806
Mylan, Inc.(a)
3,135,000	7.875	07/15/20	3,589,196

			8,767,707

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 1.1%
Buckeye Partners LP
$ 2,000,000	4.150	07/01/23	$1,971,196
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,798,319
ONEOK Partners LP
875,000	8.625	03/01/19	1,115,835
Tennessee Gas Pipeline Co. LLC
2,000,000	7.625	04/01/37	2,630,296

			8,515,646

Real Estate – 2.7%
Hospitality Properties Trust
1,240,000	6.300%	06/15/16	1,349,214
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,174,032
1,345,000	3.125	06/01/23	1,247,738
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,866,875
National Retail Properties, Inc.
1,615,000	3.800	10/15/22	1,564,481
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,181,216
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,413,553
ProLogis LP
2,000,000	6.125	12/01/16	2,265,964
Realty Income Corp.
2,000,000	2.000	01/31/18	1,972,622
Simon Property Group LP
1,000,000	6.750	05/15/14	1,016,921
Ventas Realty LP/Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,201,810
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,545,774

			20,800,200

Retail – 0.8%
Amazon.com, Inc.
3,830,000	1.200	11/29/17	3,757,874
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	990,837
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,517,376

			6,266,087

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,000,130

Telecommunications – 1.6%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,386,670
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	2,964,845
SBA Tower Trust(a)
3,240,000	5.101	04/17/17	3,503,976

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications – (continued)
Telefonica Emisiones SAU
$ 2,635,000	3.729	04/27/15	$2,724,553
Vodafone Group PLC
1,000,000	1.500	02/19/18	981,929

			12,561,973

Transportation – 0.2%
Union Pacific Corp.
1,720,000	4.750	12/15/43	1,715,366

Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp.
2,000,000	3.125%	05/11/15	2,055,030

Utilities – 2.5%
Alabama Power Co.
4,316,000	5.650	03/15/35	4,510,919
Commonwealth Edison Co.
1,230,000	6.450	01/15/38	1,525,391
GTE Corp.
5,310,000	6.840	04/15/18	6,275,809
KeySpan Corp.
2,975,000	8.000	11/15/30	3,942,354
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,340,628
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,055,385

			19,650,486

Yankee – 1.3%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	750,000
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,462,052
UBS AG
7,335,000	7.375	06/15/17	8,185,163

			10,397,215

TOTAL CORPORATE OBLIGATIONS
(Cost $365,800,395)			$375,823,358

U.S. Government Agency Obligations – 6.4%
FFCB
$6,135,000	4.500%	05/06/14	$6,272,314
2,860,000	5.190	04/22/21	3,373,542
FHLB
2,650,000	7.125	02/15/30	3,611,311
FHLMC
2,860,000	2.875	02/09/15	2,955,641
2,500,000	5.000	02/16/17	2,840,732
5,500,000	5.500	08/23/17	6,414,314
3,000,000	4.875	06/13/18	3,470,454
FNMA
4,500,000	5.000	02/13/17	5,110,569
3,000,000	5.000	05/11/17	3,423,426
6,000,000	5.375	06/12/17	6,935,946
1,240,000	2.500	10/16/18	1,260,206

24	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
Tennessee Valley Authority
$ 2,187,017	4.929	01/15/21	$2,335,515
1,247,443	5.131	01/15/21	1,471,983

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $47,937,113)			$49,475,953

U.S. Treasury Obligations – 1.5%
United States Treasury Bonds
$ 3,000,000	4.500%	02/15/36	$3,501,564
3,000,000	3.500	02/15/39	2,977,968
United States Treasury Note
5,000,000	2.750	11/30/16	5,320,310

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,892,271)			$11,799,842

Shares	Description	Rate	Value
Investment Company – 0.6%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.890%	$4,999,424
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 2.2%
Repurchase Agreement – 2.2%
State Street Bank & Trust Co.
$16,796,000	0.000%	11/01/13	$16,796,000
Maturity Value: $16,796,005
(Cost $16,796,000)

TOTAL INVESTMENTS – 99.9%
(Cost $735,412,227)			$778,974,085

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			729,518

NET ASSETS – 100.0%			$779,703,603

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $115,685,811, which represents approximately 14.8% of net assets as of October 31, 2013.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2013.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2013. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on October 31, 2013. This agreement was fully collateralized by $17,610,000 U.S. Treasury Note, 1.250%, due 02/29/20 with a market value of $17,132,558.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—AlternativeMinimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 10/31/13	AS OF 10/31/12

Corporate Obligations	48.2%	37.0%
Collateralized Mortgage Obligations	15.4	20.9
Municipal Bond Obligations	12.0	12.9
Asset-Backed Securities	9.9	10.1
U.S.Government Agency Obligations	6.4	12.1
Commercial Mortgage Obligations	2.6	0.2
U.S. Treasury Obligations	1.5	1.1
Mortgage-Backed Pass-Through Obligations	1.1	1.6
Investment Companies	0.6	0.7
Short-term Investment	2.2	3.1

TOTAL INVESTMENTS	99.9%	99.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	25

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2013.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2013, the Fund generated a cumulative total return of 0.24%. This return compares to the 0.37% cumulative total return of the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: During the reporting period several factors contributed to the Fund’s slight underperformance relative to its benchmark. An overweight in Treasury Inflation-Protected Securities (TIPS) detracted from performance. Also, positions in callable Agency debentures hindered performance.

An overweight in mortgage-backed securities (MBS) contributed positively to the Fund’s return relative to its benchmark. Also, the Fund’s portfolio carried a higher average yield than that of the benchmark, which enhanced performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s duration remained short relative to its benchmark, but over the past twelve months the degree to which the portfolio was short was lessened. To move the portfolio’s average duration closer to its benchmark, TIPS exposure was increased.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining the Fund’s overweight to the MBS sector helped enhance the Fund’s return. The MBS sector benefited from the Fed’s bond-buying program associated with quantitative easing.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Raising the Fund’s exposure to the TIPS sector detracted from performance. Also, some of the security-specific additions made to Fund’s callable agency exposure detracted from performance.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2013 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2012 - October 31, 2013	Fund Total Return(a)	Index Total Return	Index
Short-Term Government Fund	0.24%	0.37%	Citigroup 1-5 Year Treasury/Government Sponsored(c)

Standardized Average Annual Total Return through September 30, 2013(b)

Standardized Average Annual Total Return through September 30, 2013(b)	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	-0.12%	3.20%	3.08%	4.61%
Citigroup 1-5 Year Treasury/Government Sponsored Index (as of December 12, 1994)(c)	0.03%	2.59%	3.18%	4.96%

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2003 through October 31, 2013.

Average Annual Total Return through October 31, 2013	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	0.24%	3.29%	3.18%	4.60%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Short-Term Government Fund	0.68%	0.83%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2013) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2014. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.6%
Commercial – 0.3%
Small Business Administration Series 2006-P10B, Class 1
$ 278,156	5.681%	08/10/16	$300,414

Home Equity(a) – 3.3%
Argent Securities, Inc. Series 2004-W5, Class AV3B
775,398	1.079	04/25/34	751,916
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,155,517	1.079	08/25/44	1,135,091
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	0.629	11/25/34	511,538
Lehman XS Trust Series 2005-7N, Class 1A1A
252,759	0.449	12/25/35	225,673
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
533,617	1.259	03/25/33	513,604
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	1.579	07/25/34	275,688

			3,413,510

TOTAL ASSET-BACKED SECURITIES
(Cost $3,105,796)			$3,713,924

Mortgage-Backed Obligations – 22.8%
Collateralized Mortgage Obligations – 20.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$337,606	2.684%	04/25/35	$331,632
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
175,672	5.010	10/25/34	180,565
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
312,367	6.000	02/25/34	320,921
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
523,827	2.920	11/25/33	526,870
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
33,511	5.687	09/20/34	33,848
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
220,063	5.214	11/25/34	215,922
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
196,106	5.500	11/25/33	204,839
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
177,901	2.686	09/25/34	178,471
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
226,243	5.375	01/25/35	229,599
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
101,929	4.750	12/25/18	102,554

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
$ 54,125	5.500%	08/25/33	$56,045
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
115,865	5.000	02/25/18	118,184
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
225,659	2.644	11/19/33	220,790
FHLMC REMIC PAC Series 023, Class PK
253,634	6.000	11/25/23	278,650
FHLMC REMIC PAC Series 041, Class F
12,908	10.000	05/15/20	13,413
FHLMC REMIC PAC Series 159, Class H
19,342	4.500	09/15/21	20,647
FHLMC REMIC PAC Series 2022, Class PE
48,441	6.500	01/15/28	54,686
FHLMC REMIC PAC Series 2109, Class PE
108,421	6.000	12/15/28	119,672
FHLMC REMIC PAC Series 2345, Class PQ
11,969	6.500	08/15/16	12,657
FHLMC REMIC PAC Series 2836, Class PX
107,343	4.000	05/15/18	108,045
FHLMC REMIC PAC Series 3841, Class ED
101,160	3.000	07/15/38	102,577
FHLMC REMIC Series 2830, Class DA
59,446	5.000	07/15/19	62,763
FHLMC REMIC Series 2972, Class CA
102,670	4.500	05/15/20	107,524
FHLMC REMIC Series 3146, Class GA
3,160	5.500	11/15/24	3,159
FHLMC REMIC Series 3634, Class BJ
114,912	3.000	08/15/27	116,777
FHLMC REMIC Series 3816, Class HA
1,074,631	3.500	11/15/25	1,097,493
FHLMC REMIC Series 3968, Class AT
450,113	3.500	03/15/38	467,518
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
20,255	0.000	06/25/22	20,230
FNMA REMIC PAC Series 1992-129, Class L
109,564	6.000	07/25/22	120,679
FNMA REMIC PAC Series 1998-36, Class J
15,124	6.000	07/18/28	15,506
FNMA REMIC PAC Series 2001-71, Class MB
76,493	6.000	12/25/16	80,760
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	641,072
FNMA REMIC PAC Series 2003-14, Class AP
224,029	4.000	03/25/33	237,543
FNMA REMIC Series 1991-137, Class H
50,903	7.000	10/25/21	57,519

28	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 1993-182, Class FA(a)
$ 18,824	2.010%	09/25/23	$19,556
FNMA REMIC Series 2007-38, Class B
480	6.000	11/25/33	480
FNMA REMIC Series 2010-135, Class EA
885,498	3.000	01/25/40	911,026
FNMA Series 2003-W17, Class 1A6
13,520	5.310	08/25/33	13,722
GNMA Series 2001-53, Class F(a)
8,625	0.523	10/20/31	8,641
GNMA Series 2009-65, Class AF
381,192	4.000	07/20/39	407,987
GNMA Series 2010-115, Class QJ
557,180	3.500	11/20/38	574,627
GNMA Series 2010-14, Class PA
394,247	3.000	02/20/40	405,528
GNMA Series 2010-89, Class GL
1,430,241	4.000	05/20/39	1,513,289
GSR Mortgage Loan Trust Series 2003-6F, Class A1
145,315	3.000	09/25/32	142,892
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
298,320	5.500	03/25/19	309,368
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
564,819	0.619	05/25/35	505,954
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,053,250	2.778	01/25/36	948,132
Impac CMB Trust Series 2003-2F, Class A(a)
723,586	5.730	01/25/33	749,735
Impac CMB Trust Series 2003-8, Class 2A1(a)
208,100	1.079	10/25/33	204,279
Impac CMB Trust Series 2004-7, Class 1A1(a)
176,408	0.919	11/25/34	166,034
Impac CMB Trust Series 2005-2, Class 2A2(a)
295,774	0.979	04/25/35	282,219
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,305,858	0.529	05/25/36	1,284,170
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
247,223	2.741	10/25/34	243,961
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
367,315	2.643	04/21/34	375,579
Master Alternative Loans Trust Series 2004-9, Class A6(c)
351,317	5.143	08/25/34	359,547
Master Asset Securitization Trust Series 2004-3, Class 5A1
18,724	6.250	01/25/32	19,038
MortgageIT Trust Series 2005-1, Class 1A1(a)
2,050,639	0.499	02/25/35	1,951,810
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
805,335	0.600	03/25/33	776,901

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
$ 70,822	3.201%		09/25/34	$69,829
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
185,209	4.750		04/25/34	185,422
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
49,868	5.000		05/25/18	51,147
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
590,885	4.500		04/25/19	608,896
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
13,774	6.250		12/25/23	14,191
Sequoia Mortgage Trust Series 10, Class 1A(a)
109,301	0.973		10/20/27	104,856
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
236,289	0.840		06/20/33	236,975
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
843,502	2.463		10/25/33	846,065
Vendee Mortgage Trust Series 1996-2, Class 1Z
167,042	6.750		06/15/26	195,650
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
221,401	5.000		05/25/18	226,401
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
249,268	5.750		09/25/18	256,266

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,069,010)				$21,429,303

Commercial Mortgage Obligation – 0.3%
GNMA Series 2010-124, Class A
$ 340,292	3.848%		10/16/32	$343,310
(Cost $342,419)

Mortgage-Backed Pass-Through Obligations – 1.7%
FHLMC
$42,698	5.500%		08/01/17	$45,246
87,664	5.500		09/01/21	92,107
42,412	6.000		10/01/23	46,287
98,571	5.000		05/01/27	106,864
FNMA
48,177	10.500		11/01/15	51,194
24,552	6.000		07/01/16	25,522
168,520	5.500		05/01/19	178,733
168,894	5.500		06/01/20	179,214
2,086	9.000		07/01/24	2,095
7,430	2.330	(a)	12/01/28	7,586
21,409	7.000		11/01/31	24,269
334,845	6.000		07/01/33	374,570
367,169	2.526	(a)	02/01/34	387,944
183,336	2.610	(a)	10/01/34	194,016

The accompanying notes are an integral part of these financial statements.	29

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 5,169	8.000%		07/15/17	$5,189
301	2.000	(a)	11/20/24	312
617	3.000	(a)	12/20/24	648
10,978	1.625	(a)	04/20/26	11,430
9,524	1.750	(a)	08/20/26	9,905
12,262	1.625	(a)	01/20/28	12,699

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $1,687,700)				$1,755,830

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $20,099,129)				$23,528,443

U.S. Government Agency Obligations – 61.1%
FFCB
$2,600,000	2.625%		04/17/14	$2,629,947
1,170,000	3.000		09/22/14	1,199,488
250,000	7.000		09/01/15	279,566
500,000	6.125		12/29/15	561,327
1,000,000	0.650		01/17/17	995,308
1,000,000	0.690		05/16/17	991,347
FHLB
1,000,000	5.250		09/12/14	1,043,207
2,500,000	5.000		12/21/15	2,745,867
1,000,000	0.580		01/09/17	994,657
950,000	1.750		08/07/18	952,545
1,750,000	1.500	(c)	12/20/24	1,671,761
FHLMC
790,000	5.000		07/15/14	816,924
1,000,000	4.500		01/15/15	1,051,428
1,200,000	2.875		02/09/15	1,240,129
2,600,000	1.750		09/10/15	2,666,921
1,300,000	5.300		12/01/15	1,427,872
2,250,000	2.500		05/27/16	2,359,802
1,000,000	1.000		10/25/16	1,004,679
1,000,000	1.250		05/12/17	1,012,695
1,200,000	1.200		06/06/17	1,204,884
1,150,000	1.000		07/28/17	1,154,001
830,000	1.500		11/30/18	827,195
FNMA
1,500,000	0.875		08/28/14	1,508,642
2,000,000	3.000		09/16/14	2,050,356
1,250,000	4.625		10/15/14	1,303,023
1,000,000	2.625		11/20/14	1,026,028
1,800,000	5.000		04/15/15	1,923,824
2,450,000	2.375		07/28/15	2,537,470
1,000,000	4.375		10/15/15	1,078,148
1,350,000	2.125	(c)	10/21/15	1,394,775
2,000,000	1.625		10/26/15	2,049,744
1,170,000	0.750		03/11/16	1,174,508
1,800,000	5.000		03/15/16	1,990,708
1,500,000	1.250		09/28/16	1,526,981

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA (continued)
$1,000,000	2.125%		12/13/16	$1,002,036
2,000,000	1.125		04/27/17	2,017,212
1,175,000	0.500	(c)	06/27/17	1,165,245
1,200,000	1.000		09/20/17	1,193,203
1,200,000	0.625	(c)	09/27/17	1,202,876
1,200,000	0.500	(c)	11/27/17	1,196,266
1,175,000	0.800	(c)	01/29/18	1,170,812
1,000,000	0.875		02/08/18	984,287
1,915,000	1.500		03/13/18	1,918,223
1,000,000	1.500		04/24/18	1,003,287
1,000,000	2.500		10/16/18	1,016,295
389,000	2.500		12/27/24	348,973
500,000	1.500	(c)	05/24/27	491,781

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $63,769,534)				$63,106,253

U.S. Treasury Obligations – 8.9%
United States Treasury Inflation Indexed Notes
$ 846,300	2.625%		07/15/17	$961,872
867,624	1.375		07/15/18	956,149
871,424	2.125		01/15/19	992,675
865,192	1.375		01/15/20	952,523
United States Treasury Notes
1,200,000	2.375		10/31/14	1,226,672
1,200,000	2.250		01/31/15	1,230,890
1,800,000	2.125		05/31/15	1,853,226
1,000,000	1.375		06/30/18	1,007,266

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,306,892)				$9,181,273

Short-term Investment(e) – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co.
$2,439,000	0.000%		11/01/13	$2,439,000
Maturity Value: $2,439,000
(Cost $ 2,439,000)

TOTAL INVESTMENTS – 98.8%
(Cost $98,720,351)				$101,968,893

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%				1,275,455

NET ASSETS – 100.0%				$103,244,348

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2013.

30	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $275,688, which represents approximately 0.3% of net assets as of October 31, 2013.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on October 31, 2013. This agreement was fully collateralized by $2,410,000 U.S. Treasury Note, 2.500%, due 03/31/15 with a market value of $2,492,420.

Investment Abbreviations:
CMB	—Collateralized Mortgage-Backed Obligations
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 10/31/13	AS OF 10/31/12

U.S. Government Agency Obligations	61.1%	59.1%
Collateralized Mortgage Obligations	20.8	21.6
U.S. Treasury Obligations	8.9	7.9
Asset-Backed Securities	3.6	2.8
Mortgage-Backed Pass-Through Obligations	1.7	2.0
Commercial Mortgage Obligations	0.3	0.5
Short-term Investment	2.4	5.5

TOTAL INVESTMENTS	98.8%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2013.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2013, the National Tax-Free Intermediate Bond Fund generated an annualized total return of -2.23%.

Over the one-year period ended October 31, 2013, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of -2.29%.

Over the one-year period ended October 31, 2013, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of -2.09%.

These returns compare to the -0.53% annualized total return of the Barclays Capital 3-15 Year Blend Municipal Bond Index.

Q: What were the material factors that affected the Funds’ performance relative to their benchmarks during the reporting period?

A: Municipal bonds began the year with modest gains mostly driven from coupon income after coming off a fairly strong 2012. However, these gains were short lived as yields commenced their trend higher toward the end of March. This moderate up-tick in yields turned into outright forced selling as the Federal Reserve stoked fears of tapering the bond purchasing program they had undertaken to support economic growth. Yields spiked dramatically in June and continued to grind higher, though at a more restrained pace through the end of the third quarter. The Funds’ lower credit quality footprint and overweight to higher-yielding revenue sectors versus the benchmark negatively impacted relative performance over the last 12 months. Risk appetites waned in the muni market as the Detroit bankruptcy and Fed tapering headlines weighed on investors. These concerns created enormous liquidity headwinds for munis and encouraged a negative feedback loop as fund flows were increasingly negative throughout the last year. The exposures that have been rewarded historically for the Funds were clearly out of favor over the last 12 months given this risk-off backdrop in the muni market.

Q: Were there any significant adjustments made to the Funds’ portfolios during the period?

A: There were no significant adjustments made during the period. We continue to maintain a maturity/duration slightly longer than that of the benchmark and peer group. Although painful in the short-run, the increase in yields during the year did restore much needed value in the muni market. Our focus continues to be on the higher-yielding revenue sectors, as well as some of the more fiscally challenged states. Going forward current positioning will be maintained in our high conviction sectors such as hospitals, higher education, housing and lease revenue bonds as well as our lower-quality footprint. Short-term market volatility like that of the previous quarters provides tremendous opportunity to implement our strategy.

Q: Could you describe some specific strategies and holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were those in the more popular structures including zero coupons and shorter maturities such as San Marcos CA S/D 0.00% due 8/1/25, Whittier CA S/D 0.00% due 8/1/34 and Cleveland OH COPs (Lease Rev.) Refunding 5.00% due 11/15/16.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were from Missouri issuers such as Kansas City MO Spl Oblig 0.00% due 2/1/18, Missouri St Health & Edl Facs-Cox Health 5.125% due 11/15/23 and Platte Cnty MO Prerefunded 5.00% due 2/1/15.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were mostly our Kansas holdings such as

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

Leavenworth Cnty KS S/D 5.25% due 9/1/27, Kansas St Dev Fin Auth-Univ of KS 4.75% due 6/1/25 and one non-Kansas issuer San Marcos CA S/D 0.00% due 8/1/24.

Q: What were some examples of strategies and holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, the Puerto Rico Elec Pwr Auth 5.25% and 5.50% due 7/1/19 performed poorly as did the Chicago IL Brd of Education 5.50% due 12/1/25.

In the Missouri Tax-Free Intermediate Bond Fund, the Puerto Rico Elec Pwr Auth 5.25% due 7/1/19 and 7/1/27 performed poorly as did the Maryland St Transprtn Auth 2.50% due 6/1/26.

In the Kansas Tax-Free Intermediate Bond Fund, the Puerto Rico Elec Pwr Auth 5.25% due 7/1/19 and 7/1/27 performed poorly as did the Maryland St Transprtn Auth 2.50% due 6/1/26.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2013 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2012 - October 31, 2013	Fund Total Return(a)	Index Total Return	Index
National Tax-Free Intermediate Bond Fund	-2.23%	-0.53%	Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2013(b)

Standardized Average Annual Total Return through September 30, 2013(b)	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	-2.72%	5.68%	4.02%	4.77%
Barclays 3-15 Year Blend Municipal Bond Index (as of March 1, 1995)(c)	-1.12%	5.67%	4.31%	5.40%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2003 through October 31, 2013.

Average Annual Total Return through October 31, 2013	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	-2.23%	6.05%	4.15%	4.78%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
National Tax-Free Intermediate Bond Fund	0.70%	0.74%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2013) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2014. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 92.9%
Alabama – 0.0%
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA-/Aa3)
$ 65,000	4.500%	07/01/23	$67,032

Arizona – 7.1%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	750,932
750,000	4.750	01/01/22	798,915
1,000,000	5.000	01/01/25	1,053,480
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,531,785
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,360,104
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,324,919
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	957,894
335,000	5.000	07/01/18	378,500
350,000	5.000	07/01/19	390,012
1,100,000	5.125	07/01/22	1,181,015
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa1)
1,070,000	5.000	08/01/27	1,140,417
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA-/A1)
3,475,000	5.750	07/15/18	4,062,831
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,103,730
500,000	5.000	07/01/20	541,935
1,000,000	5.000	07/01/21	1,069,430

			17,645,899

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	547,300

California – 7.1%
Alameda Unified School District GO Bonds (Capital Appreciation) Series A (AGM) (AA-/Aa2)(a)
1,835,000	0.000	08/01/25	1,148,747
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,063,820
California State Public Works Board Lease Revenue Bonds (Judicial Council Projects) Series A (A-/A2)
1,000,000	5.000	03/01/38	1,018,590
Corona-Norca Unified School District Series C (AA-/Aa2)(a)
500,000	0.000	09/01/24	319,210

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
$1,000,000	0.000%	08/01/24	$572,310
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA-/Aa2)(a)
2,400,000	0.000	08/01/24	1,519,824
3,855,000	0.000	08/01/26	2,151,745
Panama-Buena Vista CA Union School District GO Bonds Election of 2012 Series A (A+/Aa3)
500,000	3.850	08/01/34	443,740
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A/A3)
600,000	5.000	11/01/16	678,852
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009-07-1-A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	826,116
Sacramento County CA Airport System Revenue Bonds (A/A3)
1,000,000	5.000	07/01/27	1,063,280
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,308,500
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	3,122,149
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA/Aa1)(a)
880,000	0.000	09/01/23	634,374
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A+/Baa1)
800,000	5.250	02/01/23	928,848
Wasco CA Union School District GO Bonds (Capital Appreciation) Series A (NATL-RE) (FGIC) (A/Baa1)(a)
490,000	0.000	08/01/24	300,987
510,000	0.000	08/01/25	291,914
535,000	0.000	08/01/26	283,775

			17,676,781

Colorado – 1.9%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (NR/NR)
1,000,000	4.500	03/01/20	1,038,970
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	941,970
Colorado Health Facilities Authority Revenue Bonds (Children’s Hospital Project) Series A (A+/A1)
1,500,000	5.000	12/01/33	1,541,790
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
325,000	4.350	11/01/19	335,569
340,000	4.600	11/01/20	352,509
University of Colorado Hospital Authority Revenue Bonds Series A (A+/A1)
250,000	5.000	11/15/42	245,117

The accompanying notes are an integral part of these financial statements.	35

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa1)
$ 250,000	4.500%	12/01/23	$258,025

			4,713,950

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,251,909

Florida – 4.8%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	944,274
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,121,320
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)
1,500,000	3.100	12/01/20	1,531,575
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	60,121
Lake County FL School Board Certificate of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	810,912
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,556,490
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,123,220
1,000,000	5.250	10/01/23	1,130,710
1,000,000	5.500	10/01/25	1,123,020
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	790,579
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	202,088
Saint Augustine FL Capital Improvement Revenue Bonds (Refunding) (A+/Aa3)
1,500,000	4.000	10/01/29	1,460,310

			11,854,619

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (A/Baa1)
90,000	6.100	10/01/19	106,638
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (A/Aa2)
55,000	5.500	08/01/23	65,451

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – (continued)
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
$ 500,000	4.000%	02/15/20	$542,400

			714,489

Illinois – 16.4%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A3)
2,050,000	5.500	12/01/25	2,188,006
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL-RE) (FGIC) (A/A3)
1,000,000	5.250	12/01/18	1,145,610
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Trasit Authority) Series 2006 (AMBAC) (A/A2)
350,000	5.250	03/01/33	352,090
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	383,530
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds — Direct Payment to Issuer) Series B (Assured Guaranty) (AA-/A3)
300,000	6.400	12/01/28	345,264
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/A1)(a)
2,320,000	0.000	12/01/22	1,638,570
2,080,000	0.000	12/01/25	1,243,070
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	903,020
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,275,600
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	489,871
400,000	5.000	02/01/23	434,856
Illinois Finance Authority Revenue Bonds (Advocate Health Care) Series 2012 (AA/Aa2)
3,000,000	5.000	06/01/42	3,022,770
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (A/Baa1)
2,000,000	5.250	12/01/22	2,097,620
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
470,000	4.850	01/01/26	489,242
490,000	4.900	01/01/27	506,528
1,625,000	5.000	01/01/30	1,658,524

36	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
$ 300,000	5.000%	12/01/17	$326,676
405,000	4.000	12/01/18	424,695
420,000	4.250	12/01/19	443,440
440,000	4.500	12/01/20	462,277
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,280,192
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,093,160
Illinois State GO Bonds (A-/A3)
1,000,000	4.000	04/01/19	1,050,660
3,000,000	4.000	09/01/21	3,048,270
Illinois State GO Bonds (Refunding) (A-/A3)
3,000,000	5.000	08/01/24	3,146,970
Illinois State GO Bonds Series A (A-/A3)
2,000,000	5.000	03/01/17	2,022,300
1,000,000	5.000	03/01/28	995,880
Mount Vernon IL GO Bonds (AA-/A2)
1,000,000	4.000	12/15/26	991,900
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,108,070
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA-/NR)(a)
540,000	0.000	04/01/18	490,163
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	704,497
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa3)
1,000,000	5.000	10/01/20	1,100,670
Will County IL Community High School District No. 210 Lincoln-Way GO Bonds (Unrefunded-Capital Appreciation) Series 2006 (AGM) (NR/Aa2)(a)
1,535,000	0.000	01/01/21	1,195,842
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/Baa1)(a)
3,000,000	0.000	11/01/19	2,547,300

			40,607,133

Indiana – 4.1%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
615,000	5.000	11/01/16	689,581
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	264,697
675,000	6.050	02/01/23	717,444

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
$ 3,000,000	6.860%	02/01/29	$3,237,330
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
120,000	5.000	08/01/14	123,677
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
1,815,000	5.000	02/01/28	1,901,031
Indiana state Finance Authority Revenue Bonds (Community Foundation of Northwest Indiana) Series 2012 (A-/NR)
750,000	5.000	03/01/41	728,190
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,022,230
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	555,138
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	808,893

			10,048,211

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A+/A2)
1,410,000	5.000	08/15/27	1,490,948
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85,298

			1,576,246

Kansas – 0.3%
Junction City KS GO Bonds (Refunding) Series A (A/NR)
710,000	5.000	09/01/18	813,767

Kentucky – 0.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A/A2)
1,000,000	5.000	02/01/23	1,050,160

Louisiana – 5.1%
Administrators of the Tulane Educational Fund Revenue Bonds (Taxable-Tulane University) Series C (A/A2)
1,000,000	5.000	10/01/47	882,290
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,355,000
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A+/A2)
3,715,000	5.250	10/01/27	4,144,194

The accompanying notes are an integral part of these financial statements.	37

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – (continued)
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB/NR)
$1,100,000	5.375%	02/01/18	$1,112,749
1,245,000	5.000	02/01/30	1,249,806

			12,744,039

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,099,220

Maryland – 1.6%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
2,000,000	2.250	06/01/23	1,739,920
2,500,000	2.500	06/01/25	2,101,250

			3,841,170

Massachusetts – 3.7%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,480,000	5.100	01/01/25	1,566,314
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,400,000	4.250	07/01/22	1,424,668
Massachusetts State Development Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (BBB+/Baa1)
3,200,000	5.000	07/01/21	3,501,792
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (BBB+/Baa1)
960,000	5.000	07/01/20	1,033,574
1,415,000	5.000	07/01/21	1,515,677
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
50,000	6.500	07/15/19	58,146

			9,100,171

Michigan – 1.9%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,636,920
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
920,000	5.500	02/01/18	995,256
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	711,997
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (GO of Authority) (AA/NR)
90,000	1.521	04/01/14	90,095
150,000	1.670	10/01/14	150,349
135,000	1.836	04/01/15	135,741

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
$ 965,000	4.750%	12/01/25	$1,004,179

			4,724,537

Minnesota – 0.6%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
300,000	3.800	07/01/17	308,136
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,171,410

			1,479,546

Mississippi – 1.0%
Lamar County MS School District GO Bonds (Limited Tax Notes) Series 2013 (A-/NR)
1,135,000	5.000	09/01/30	1,182,329
1,095,000	5.000	09/01/31	1,137,125
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
45,000	2.700	06/01/18	46,310

			2,365,764

Missouri – 1.2%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A3)
500,000	5.000	04/01/32	512,040
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,527,444
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	109,628
125,000	0.000	02/01/15	122,331
305,000	0.000	02/01/17	284,135
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	509,830

			3,065,408

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
115,000	4.350	06/01/16	116,929
125,000	4.350	12/01/16	127,096

			244,025

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	542,000

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nevada – 1.1%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(b)
$ 100,000	4.375%	05/01/15	$106,188
Reno NV GO Bonds (Refunding-Capital Improvement) Series A (A-/A1)
2,320,000	5.000	06/01/25	2,539,634

			2,645,822

New Hampshire – 0.7%
New Hampshire NH Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,135,000	4.000	10/01/21	1,197,141
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa3)
535,000	5.300	07/01/28	555,132

			1,752,273

New Jersey – 1.8%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A+/A1)
1,000,000	5.000	06/15/21	1,101,800
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,870,000	4.750	12/01/23	1,988,409
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
2,465,000	0.000	12/15/26	1,349,193
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	107,171

			4,546,573

New York – 0.6%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (A/A2)
150,000	5.500	11/15/18	168,476
Metropolitan Transportation Authority NY Revenue Bonds Series H (A/A2)
1,000,000	4.000	11/15/23	1,060,680
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA/Aa2)
250,000	3.800	11/01/37	223,267

			1,452,423

North Carolina – 1.3%
North Carolina Capital Facilities Finance Agency Revenue Bonds (Refunding-Johnson & Wales University Project) (A-/A2)
950,000	5.000	04/01/33	981,644
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	4.000	06/01/18	218,490
220,000	4.000	06/01/19	240,295
200,000	2.000	06/01/20	189,982

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – (continued)
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR) – (continued)
$ 420,000	3.000%	06/01/21	$420,277
330,000	4.000	06/01/22	348,635
350,000	4.000	06/01/23	365,572
480,000	4.000	06/01/25	487,248

			3,252,143

North Dakota – 0.6%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	285,000
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	566,054
635,000	4.450	07/01/17	648,189

			1,499,243

Ohio – 3.6%
Cleveland OH Airport System Revenue Bonds (Refunding) Series A (A-/Baa1)
1,000,000	5.000	01/01/31	1,007,930
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
2,330,000	4.750	11/15/20	2,581,943
Hocking Technical College District General Receipts Revenue Bonds (Improvement) Series 2013 (NR/Aa2)
1,000,000	5.000	07/01/38	1,011,390
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	435,930
1,000,000	5.000	05/01/18	1,113,170
Ross County OH Hospital Revenue Bonds Adena Health System Facilities (Refunding) Series 2008 (A-/A3)
1,560,000	5.375	12/01/19	1,793,235
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	935,990

			8,879,588

Oklahoma – 1.9%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.850	09/01/18	1,149,730
1,000,000	5.000	09/01/19	1,153,380
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,215,200
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A3)
150,000	5.250	10/01/26	154,965

			4,673,275

The accompanying notes are an integral part of these financial statements.	39

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oregon – 0.3%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
$ 590,000	5.000%	07/01/17	$640,988
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
110,000	5.050	07/01/17	113,433

			754,421

Pennsylvania – 2.3%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	793,556
1,025,000	5.000	10/01/19	1,097,314
1,250,000	5.250	10/01/31	1,271,650
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	855,428
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
345,000	5.000	08/01/20	357,955
St. Mary’s PA Area Water Authority Revenue Bonds (A-/NR)
1,350,000	4.750	02/01/25	1,436,764

			5,812,667

Puerto Rico – 5.8%
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (FGIC) (BBB-/Baa3)
1,500,000	5.500	07/01/22	1,175,760
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/Baa1)
10,000	5.000	07/01/20	9,214
1,435,000	5.000	07/01/23	1,256,960
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (A/Baa1)
650,000	5.250	07/01/29	542,236
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Baa3)
4,250,000	5.250	07/01/19	3,521,890
Puerto Rico Electric Power Authority Revenue Bonds Series CCC (BBB/Baa3)
2,015,000	5.000	07/01/21	1,601,421
2,000,000	5.000	07/01/24	1,541,260
1,010,000	5.250	07/01/28	752,137
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB/Baa3)
2,195,000	5.500	07/01/19	1,834,186
1,345,000	5.000	07/01/28	982,536
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB/Baa3)
1,700,000	5.250	07/01/27	1,284,299

			14,501,899

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – 2.3%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
$ 260,000	5.125%	10/01/30	$262,886
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	511,790
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,052,670
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,479,330
Rhode Island State Health & Educational Building Corp. Revenue Bonds ( Bond Financing Program) Series C (AA/NR)
1,000,000	4.000	05/15/33	952,990
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
435,000	3.500	04/01/22	439,807

			5,699,473

South Carolina – 1.2%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	586,047
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	740,292
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/A3)
1,000,000	5.000	12/01/22	1,059,470
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA-/Aa2)
175,000	5.500	12/01/15	191,034
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA-/A2)
255,000	5.500	12/01/15	276,769

			2,853,612

Tennessee – 0.4%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
125,000	4.250	01/01/14	125,269
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (Non-ACE) (GO of Agency) (AA+/Aa1)
955,000	3.500	07/01/27	912,922

			1,038,191

40	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – 2.1%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
$ 220,000	5.000%	08/01/22	$238,788
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
500,000	5.250	09/01/22	509,250
Dallas County Utility & Reclamation District GO Bonds (Refunding) Series 2013 (NR/A3)
2,000,000	5.000	02/15/23	2,300,780
Dallas-Fort Worth International Airport Revenue Bonds (Refunding) Series G (A+/A2)
1,855,000	5.000	11/01/33	1,895,569
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	254,021
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(b)
5,000	5.625	05/15/19	6,144
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
60,000	4.600	09/01/19	60,681

			5,265,233

Utah – 0.8%
Alpine School District GO Bonds (School Building) (NR/Aaa)
2,235,000	2.200	03/15/25	1,915,172

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,114,990

Virginia – 0.4%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (A/Baa1)(b)
480,000	5.250	07/15/17	531,739
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (A/Baa1)
365,000	5.250	07/15/17	393,164

			924,903

Washington – 2.6%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,029,630
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	169,266
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
2,000,000	5.000	12/01/23	2,291,140

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
$ 560,000	5.000%	05/01/18	$632,811
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A+/A1)
500,000	6.000	10/01/23	573,340
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
1,750,000	5.250	07/01/25	1,869,245

			6,565,432

West Virginia – 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,013,900

Wisconsin – 1.5%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
115,000	5.000	12/01/14	120,590
350,000	5.000	12/01/15	378,039
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.) Series A (NR/A3)
1,000,000	5.125	04/15/31	1,003,310
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,107,610
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Marshfield Clinic) Series B (A-/NR)
1,075,000	5.000	02/15/40	1,057,918

			3,667,467

Wyoming – 1.2%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	140,062
290,000	2.000	05/01/16	294,884
295,000	2.000	05/01/17	298,286
305,000	3.000	05/01/18	317,230
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	542,063
450,000	2.250	12/01/16	456,156
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	166,374
280,000	4.250	12/01/14	284,343
385,000	4.300	12/01/15	391,484

			2,890,882

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $228,114,746)			$230,492,958

The accompanying notes are an integral part of these financial statements.	41

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Shares	Description	Value
Investment Company – 2.2%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274		$5,440,807
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.9%
Repurchase Agreement – 3.9%
State Street Bank & Trust Co.
$9,614,000	0.000%	11/01/13	$9,614,000
Maturity Value: $9,614,000
(Cost $9,614,000)

TOTAL INVESTMENTS – 99.0%
(Cost $243,228,746)			$245,547,765

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			2,427,383

NET ASSETS – 100.0%			$247,975,148

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on October 31, 2013. This agreement was fully collateralized by $10,080,000 U.S. Treasury Note, 1.250%, due 02/29/20 with a market value of $9,806,711.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 10/31/13	AS OF 10/31/12

Short-term Investment	3.9%	3.4%
Crossover	0.5	0.5
Education	14.1	14.9
General	6.5	8.4
General Obligations	24.3	23.6
Hospital	15.8	15.3
Lease	9.9	12.4
Multi Family Housing	0.7	1.5
Investment Companies	2.2	2.3
Power	6.9	1.6
Prerefunded/Escrow to Maturity	0.3	0.3
Single Family Housing	4.4	6.8
Student	2.0	2.2
Transportation	6.3	4.9
Water/Sewer	1.3	1.0

TOTAL INVESTMENTS	99.0%	99.1%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed, as such its composition may differ over time.

42	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2013 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2012 - October 31, 2013	Fund Total Return(a)	Index Total Return	Index
Missouri Tax-Free Intermediate Bond Fund	-2.29%	-0.53%	Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2013(b)

Standardized Average Annual Total Return through September 30, 2013(b)	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	-2.81%	4.55%	3.45%	4.41%
Barclays 3-15 Year Blend Municipal Bond Index (as of March 1, 1995)(c)	-1.12%	5.67%	4.31%	5.40%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2003 through October 31, 2013.

Average Annual Total Return through October 31, 2013	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	-2.29%	4.74%	3.59%	4.43%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Missouri Tax-Free Intermediate Bond Fund	0.70%	0.74%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2013) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2014. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.6%
Arizona – 1.1%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,053,480
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,230,329
1,215,000	5.150	07/01/24	1,289,650

			3,573,459

California – 1.4%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/Baa1)(a)
2,000,000	0.000	07/01/27	1,103,860
California State Public Works Board Lease Revenue Bonds (Judicial Council Projects) Series A (A-/A2)
750,000	5.000	03/01/38	763,942
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,308,500
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (A+/Baa1)(a)
2,400,000	0.000	08/01/29	1,058,400

			4,234,702

Colorado – 0.7%
Colorado Health Facilities Authority Revenue Bonds (Children’s Hospital Project) Series A (A+/A1)
1,500,000	5.000	12/01/33	1,541,790
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
485,000	4.350	11/01/19	500,772

			2,042,562

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,121,320

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
80,000	5.250	07/01/29	83,002

Illinois – 1.8%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A3)
2,000,000	5.500	12/01/25	2,134,640
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
1,000,000	5.300	01/01/40	1,006,180

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
$1,000,000	5.500%	08/15/24	$1,058,010
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/Baa1)(a)
1,500,000	0.000	11/01/19	1,273,650

			5,472,480

Indiana – 0.9%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,158,220
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	555,290

			2,713,510

Iowa – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,317,198

Louisiana – 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,619,718
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,497,000

			9,116,718

Maryland – 0.9%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
3,500,000	2.500	06/01/25	2,941,750

Missouri – 76.7%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	209,592
230,000	3.000	11/01/18	240,201
210,000	3.000	11/01/19	215,492
225,000	3.625	11/01/22	228,960
470,000	3.700	11/01/23	477,713
225,000	3.800	11/01/24	228,272
480,000	3.875	11/01/25	484,882
250,000	4.000	11/01/26	251,460
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	521,490
500,000	5.250	03/01/29	513,755

44	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
$ 150,000	4.000%	03/01/17	$151,595
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	161,585
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
2,000,000	5.000	10/01/33	2,120,820
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (Aa+/Aa3)
1,895,000	5.000	10/01/44	1,955,394
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA-/A2)
2,000,000	5.250	07/01/20	2,303,440
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,613,623
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
1,000,000	3.000	08/01/16	1,042,280
400,000	4.000	08/01/18	434,668
650,000	4.000	08/01/19	703,248
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA-/A2)
1,000,000	5.000	03/01/18	1,044,820
1,250,000	5.000	03/01/19	1,298,987
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,016,840
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA-/A2)
1,000,000	5.250	03/01/21	1,039,500
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.900	03/01/14	215,191
220,000	2.250	03/01/15	220,222
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	814,155
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,092,790
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	699,792
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,426,406
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	876,428

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
$ 660,000	4.300%	12/01/19	$691,891
1,000,000	4.500	12/01/20	1,046,530
400,000	4.500	12/01/22	417,288
Columbia MO School District Certificates of Participation (School District Administration Building Project) Series A (NR/Aa2)
1,045,000	4.840	10/01/36	986,908
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	850,650
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	512,411
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	210,130
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A3)
425,000	2.500	07/01/15	432,833
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A3)
4,280,000	5.000	04/01/32	4,282,696
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A3)
280,000	2.500	03/01/15	284,276
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	517,545
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	508,855
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
335,000	4.600	06/01/29	334,250
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,554,318
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,345,887
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	571,091
555,000	4.500	12/01/20	593,056
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	547,765
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	544,470

The accompanying notes are an integral part of these financial statements.	45

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
$ 1,360,000	5.000%	12/01/22	$1,485,650
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	981,278
595,000	4.250	12/01/23	634,187
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	950,085
920,000	3.850	12/01/20	958,152
500,000	4.350	12/01/23	520,715
820,000	4.500	12/01/24	848,593
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	308,592
435,000	4.000	12/01/21	460,108
425,000	4.000	12/01/22	446,501
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	460,660
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,285,799
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
555,000	5.500	02/15/14	560,644
2,570,000	5.500	02/15/29	2,648,899
1,000,000	5.500	02/15/31	1,046,240
1,500,000	5.750	02/15/35	1,533,945
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,035,855
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
6,905,000	4.500	12/01/26	7,162,142
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Dowtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,298,121
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,084,410
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,186,800
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/NR)(b)
55,000	3.000	01/01/15	56,737
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,151,890
1,575,000	5.500	04/01/23	1,797,752

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
$ 210,000	6.431%	04/01/18	$210,580
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,030,466
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	512,715
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	518,530
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)(b)
750,000	5.000	02/15/19	795,817
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,172,071
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,700,000	5.000	02/15/21	1,997,194
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	559,605
545,000	5.000	03/01/22	606,580
500,000	5.000	03/01/23	556,670
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA-/A2)
1,620,000	4.750	03/01/16	1,644,106
850,000	4.750	03/01/17	862,648
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,850,269
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,162,530
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA-/A2)
830,000	5.250	03/01/21	900,923
700,000	5.250	03/01/22	756,329
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,678,653
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,106,740
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
4,940,000	0.080	12/01/20	4,940,000

46	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
$ 400,000	5.500%	01/01/23	$455,616
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,240,605
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
415,000	5.125	01/01/18	416,195
20,000	5.000	01/01/22	20,051
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	532,975
525,000	4.000	10/01/18	571,515
545,000	4.000	10/01/19	586,202
400,000	3.500	10/01/21	407,472
1,850,000	5.250	10/01/41	1,891,921
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,003,830
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000	02/15/37	2,039,240
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011 (A/NR)
670,000	3.000	12/01/14	688,619
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000	12/01/25	2,404,339
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,299,100
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,063,410
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,587,185
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,259,560
2,000,000	5.000	04/01/25	2,181,900

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
$2,000,000	5.000%	02/15/19	$2,173,460
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,053,430
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA-/A1)
1,000,000	5.000	11/15/19	1,130,710
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,108,569
1,545,000	5.000	02/15/20	1,626,082
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,336,511
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	623,493
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	495,015
3,420,000	4.750	07/01/42	3,382,825
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
655,000	3.950	05/01/21	660,915
765,000	3.950	11/01/21	771,908
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
990,000	0.650	11/01/13	990,000
335,000	1.000	05/01/14	335,325
240,000	1.500	05/01/15	240,883
305,000	3.600	11/01/23	308,599
465,000	3.750	05/01/24	469,543
380,000	3.800	05/01/25	383,777
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,645,193
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (A/Baa1)
225,000	5.450	03/01/14	225,718
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA-/A2)
1,000,000	5.000	11/15/18	1,001,440
1,000,000	5.000	11/15/19	1,001,260

The accompanying notes are an integral part of these financial statements.	47

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
$ 275,000	3.000%	04/01/18	$282,087
280,000	3.000	04/01/19	281,946
265,000	3.250	04/01/20	266,304
275,000	4.000	04/01/21	283,902
315,000	4.000	04/01/22	322,220
385,000	4.500	04/01/27	388,665
405,000	4.500	04/01/28	406,527
425,000	4.625	04/01/29	426,696
445,000	4.750	04/01/30	447,087
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,319,590
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,482,396
2,750,000	4.000	06/01/26	2,810,060
2,925,000	4.000	06/01/27	2,948,195
1,000,000	4.000	06/01/28	1,000,700
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
2,130,000	5.250	11/01/17	2,424,835
1,000,000	5.250	11/01/18	1,152,040
2,000,000	5.250	11/01/19	2,307,760
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,191,205
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA-/NR)
1,500,000	5.000	03/01/19	1,743,360
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	474,844
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)(b)
2,720,000	5.000	02/01/22	2,881,106
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	485,064
850,000	5.000	12/01/20	927,639
Republic MO Special Obligation Revenue Bonds (A/NR)
175,000	2.500	05/01/15	179,631
150,000	2.650	05/01/16	153,680
330,000	2.500	08/01/16	336,409
125,000	3.000	05/01/17	129,364
345,000	3.000	08/01/17	357,109
150,000	3.150	05/01/18	155,669
360,000	3.000	08/01/18	369,612
150,000	3.300	05/01/19	154,229
250,000	3.500	05/01/20	255,107
300,000	3.750	05/01/21	306,342
325,000	3.875	05/01/22	330,834

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Richmond MO Certificates of Participation (Refunding) (A-/NR)
$1,105,000	4.250%	07/01/43	$886,641
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,882,784
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,020,650
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	453,739
500,000	5.500	03/01/15	512,460
Rolla MO Certificates of Participation Series B (A/NR)
225,000	3.150	07/01/27	198,383
410,000	3.450	07/01/32	339,406
Saint Charles MO GO Bonds (Neighborhood Improvement District -Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	929,699
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	649,160
Saint Louis MO Special Administative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,249,180
Saint Louis MO Special Administative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,401,933
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,836,784
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	575,332
575,000	6.850	03/01/29	612,789
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	439,496
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/Aa3)
1,000,000	5.000	12/01/18	1,071,780
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	212,460
530,000	4.500	11/01/19	588,729
610,000	4.500	11/01/20	672,873
645,000	4.750	11/01/21	714,770
685,000	4.750	11/01/22	758,261

48	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
$ 385,000	4.750%	11/01/21	$426,645
405,000	4.750	11/01/22	448,315
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,463,177
1,340,000	5.000	04/01/23	1,516,491
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,200,848
100,000	5.200	12/01/31	106,884
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	692,659
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,278,675
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	994,060
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	102,453
735,000	5.200	06/01/24	752,824
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	500,599
515,000	5.000	11/15/16	528,508
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000	04/01/25	1,977,782
1,930,000	4.000	04/01/26	2,013,009
2,010,000	4.000	04/01/27	2,052,672
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	433,112
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,389,389
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA-/A2)
2,000,000	5.000	07/01/24	2,107,640
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	106,496
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,278,017
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (A/Baa1)
100,000	5.140	12/15/14	103,029

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
$4,250,000	5.000%	04/01/21	$4,688,685
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250	05/01/21	721,389
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,153,144
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000	06/01/21	825,948
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	309,933
345,000	3.000	03/01/18	360,087
360,000	3.000	03/01/19	368,960
385,000	3.150	03/01/21	389,655
700,000	3.300	03/01/23	706,167
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	355,711
560,000	3.000	04/01/18	587,608
1,270,000	3.250	04/01/21	1,282,548
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	697,594

			236,127,259

New Hampshire – 0.9%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000	10/01/22	1,402,350
1,750,000	4.000	10/01/33	1,525,073

			2,927,423

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,016,880
St. Mary’s PA Area Water Authority Revenue Bonds (A-/NR)
1,000,000	4.750	02/01/25	1,064,270

			2,081,150

Puerto Rico – 5.8%
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (AMBAC) (BBB-/Baa3)
2,300,000	5.500	07/01/19	1,958,013
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (FGIC) (BBB-/Baa3)
1,500,000	5.500	07/01/22	1,175,760
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/Baa1)
555,000	5.000	07/01/22	492,063

The accompanying notes are an integral part of these financial statements.	49

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (A/Baa1)
$ 500,000	5.250%	07/01/29	$417,105
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Baa3)
4,250,000	5.250	07/01/19	3,521,890
775,000	5.000	07/01/20	632,989
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB/Baa3)
1,855,000	5.250	07/01/23	1,435,306
Puerto Rico Electric Power Authority Revenue Bonds Series NN (BBB/Baa3)
1,450,000	5.500	07/01/20	1,204,254
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (A/Baa1)
2,310,000	5.250	07/01/19	2,181,195
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB/Baa3)
2,150,000	5.500	07/01/19	1,796,583
2,000,000	5.000	07/01/28	1,461,020
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB/Baa3)
2,200,000	5.250	07/01/27	1,662,034

			17,938,212

Texas – 1.1%
Dallas County Utility & Reclamation District GO Bonds (Refunding) Series 2013 (NR/A3)
2,865,000	5.000	02/15/23	3,295,867

Washington – 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
2,500,000	5.250	07/01/25	2,670,350

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $296,535,969)			$297,656,962

Shares	Description		Value
Investment Company – 2.2%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$6,924,664
(Cost $7,000,000)

Short-term Investment(d) – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co.
$ 463,000	0.000%	11/01/13	$463,000
Maturity Value: $463,000
(Cost $463,000)

TOTAL INVESTMENTS – 99.0%
(Cost $303,998,969)			$305,044,626

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			2,951,177

NET ASSETS – 100.0%			$307,995,803

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2013.
(d)	Repurchase agreement was entered into on October 31, 2013. This agreement was fully collateralized by $460,000 U.S. Treasury Note, 2.500%, due 03/31/15 with a market value of $475,732.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 10/31/13	AS OF 10/31/12

Lease	26.0%	21.3%
General Obligations	21.2	25.1
Hospital	15.2	17.3
General	9.3	10.5
Education	8.2	6.2
Power	4.8	0.2
Transportation	3.9	3.5
Water/Sewar	3.4	4.0
Investment Companies	2.2	2.3
Multi Family Housing	1.5	1.5
Single Family Housing	1.5	1.8
Prerefunded/Escrow to Maturity	1.2	0.6
Crossover	0.4	2.1
Short-term Investment	0.2	2.8

TOTAL INVESTMENTS	99.0%	99.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

50	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2013 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2012 - October 31, 2013	Fund Total Return(a)	Index Total Return	Index
Kansas Tax-Free Intermediate Bond Fund	-2.09%	-0.53%	Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2013(b)

Standardized Average Annual Total Return through September 30, 2013(b)	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	-2.78%	4.66%	3.50%	4.16%
Barclays 3-15 Year Blend Municipal Bond Index (as of December 26, 2000)(c)	-1.12%	5.67%	4.31%	4.89%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2003 through October 31, 2013.

Average Annual Total Return through October 31, 2013	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	-2.09%	4.88%	3.65%	4.20%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Kansas Tax-Free Intermediate Bond Fund	0.70%	0.85%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before waivers fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2013) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2014. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.1%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$474,066

California(a) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/Baa1)
670,000	0.000	07/01/27	369,793
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)
2,275,000	0.000	08/01/24	1,502,592

			1,872,385

Colorado – 0.7%
Colorado Health Facilities Authority Revenue Bonds (Children’s Hospital Project) Series A (A+/A1)
750,000	5.000	12/01/33	770,895

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
900,000	5.300	01/01/40	905,562
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/Baa1)(a)
500,000	0.000	11/01/19	424,550

			1,330,112

Indiana – 2.0%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,079,110
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	997,310

			2,076,420

Kansas – 77.0%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,156,032
1,140,000	5.000	12/01/28	1,196,761
1,195,000	5.000	12/01/29	1,243,577
1,000,000	5.150	12/01/36	1,012,250
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (A-/A3)
190,000	4.850	06/01/31	188,220
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	587,985
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,113,530

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
$1,095,000	4.150%	12/01/27	$1,099,062
City of Abilene KS Public Building Commission Revenue Bonds Series 2012 (A+/NR)
1,750,000	5.025	12/01/35	1,746,465
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A/NR)
1,000,000	4.000	11/15/16	1,077,120
2,000,000	5.000	11/15/29	2,078,000
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	247,314
500,000	3.000	10/01/18	525,400
655,000	4.000	10/01/19	717,664
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A/NR)
1,115,000	3.000	08/01/18	1,153,735
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
1,145,000	4.000	09/01/26	1,151,068
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
235,000	4.000	09/01/18	258,674
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	1,964,592
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,074,570
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	844,718
500,000	4.000	09/01/20	559,405
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,019,126
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (A+/NR)
3,145,000	5.000	10/01/22	3,668,045
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (A+/Baa1)
500,000	6.000	10/01/16	572,965
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	996,410
975,000	5.000	10/01/23	1,047,989
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) (A+/NR)
1,000,000	5.000	10/01/24	1,127,750
1,185,000	5.000	10/01/25	1,322,839

52	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
$ 200,000	5.000%	03/01/15	$212,422
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A/NR)
825,000	5.500	09/01/36	870,491
Junction City KS GO Bonds (Refunding) Series A (A/NR)
600,000	5.000	09/01/33	617,964
600,000	5.000	09/01/34	614,784
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA-/Aa3)
1,500,000	4.000	11/15/37	1,287,300
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	518,527
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
1,000,000	5.000	06/01/24	1,128,060
Kansas Development Finance Authority Revenue Bonds Series J (Unrefunded Project) (AMBAC) (AA/WR)
560,000	5.000	08/01/17	560,991
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,860,285
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	759,735
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,122,840
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	879,072
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	511,275
1,425,000	5.250	07/01/31	1,458,544
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,437,796
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,208,730
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/A3)
2,000,000	3.500	06/01/23	1,980,700
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,042,740

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
$ 500,000	5.000%		11/01/16	$563,005
2,000,000	5.000		11/01/27	2,176,580
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250		11/01/22	1,136,350
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
1,750,000	5.250		01/01/25	1,928,377
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000		10/01/21	1,176,074
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000		06/01/17	1,037,269
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500		05/01/17	325,609
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250		03/01/23	1,649,403
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250		09/01/19	1,334,608
315,000	5.250	(b)	09/01/19	382,183
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (A/Baa1)
150,000	5.000		09/01/20	157,017
Lyons KS Public Building Commission Revenue Bonds (A-/NR)
315,000	5.000		10/01/23	342,632
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
1,650,000	5.000		09/01/17	1,808,004
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125		09/01/21	1,286,011
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000		12/01/19	344,007
400,000	5.000		12/01/20	456,096
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500		09/01/22	525,400
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000		09/01/26	1,941,329

The accompanying notes are an integral part of these financial statements.	53

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2013

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
$1,000,000	5.250%	08/01/26	$1,117,870
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA-/NR)
1,500,000	5.000	11/01/32	1,537,560
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
545,000	5.250	12/01/38	579,281
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	210,542
Topeka KS GO Bonds (Refunding) Series B (NR/Aa3)
1,360,000	2.500	08/15/19	1,374,661
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
35,000	5.000	06/01/16	38,801
1,000,000	5.000	06/01/23	1,121,970
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa1)
300,000	5.000	06/01/23	336,591
475,000	5.000	06/01/24	528,780
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,107,000
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,590,038
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,627,766
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	788,385
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	511,106

			79,863,827

Louisiana – 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,142,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Maryland – 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
$ 945,000	2.500%	06/01/25	$794,272

Massachusetts – 0.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
355,000	5.300	01/01/30	365,675

Ohio – 1.2%
Mid-East Career & Technology Centers OH Certificates of Participation Series 2009 (AA-/NR)
1,095,000	5.000	12/01/19	1,272,423

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	615,212

Puerto Rico – 5.0%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (A/Baa1)
475,000	5.500	07/01/16	474,848
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA-/A2)
425,000	5.500	07/01/15	429,509
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Baa3)
1,500,000	5.250	07/01/19	1,243,020
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (A/Baa1)
1,000,000	5.250	07/01/19	944,240
Puerto Rico Electric Power Authority Revenue Bonds Series VV (NATL-RE) (A/Baa1)
1,500,000	5.250	07/01/26	1,298,880
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB/Baa3)
1,005,000	5.250	07/01/27	759,248

			5,149,745

South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/A3)
500,000	5.000	12/01/28	520,470

Texas – 0.5%
Dallas County Utility & Reclamation District GO Bonds (Refunding) Series 2013 (NR/A3)
500,000	5.000	02/15/23	575,195

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
750,000	5.250	07/01/25	801,105

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $97,456,455)			$98,623,802

54	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Shares	Description		Value
Investment Company – 2.5%
T. Rowe Price Tax-Free High Yield Fund
233,184			$2,572,018
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co.
$1,596,000	0.000%	11/01/13	$1,596,000
Maturity Value: $1,596,000
(Cost $1,596,000)

TOTAL INVESTMENTS – 99.1%
(Cost $101,652,455)			$102,791,820

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			941,639

NET ASSETS – 100.0%			$103,733,459

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on October 31, 2013. This agreement was fully collateralized by $1,675,000 U.S. Treasury Note, 1.250%, due 02/29/20 with a market value of $1,629,587.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 10/31/13	AS OF 10/31/12

General Obligations	32.6%	33.9%
Hospital	19.9	15.5
Lease	15.5	14.5
Education	8.7	7.3
Power	5.7	1.4
General	4.9	5.7
Water/Sewar	2.8	2.9
Investment Companies	2.5	2.4
Transportation	2.3	4.3
Prerefunded/Escrow to Maturity	1.7	4.3
Single Family Housing	0.6	0.7
Student	0.4	0.4
Short-term Investment	1.5	5.3

TOTAL INVESTMENTS	99.1%	98.6%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2013

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $83,443,875, $129,730,517, $50,783,210, $735,412,227, $98,720,351, $243,228,746, $303,998,969 and $101,652,455, respectively)	$103,488,643	$158,449,920	$65,675,880
Cash	981	198	828
Receivables:
Interest and dividends	59,161	395,814	27,181
Fund shares sold	61,403	605,799	38,724
Investment sold	—	—	—
Reimbursement from adviser	—	—	—
Other	2,924	3,559	1,890
Total Assets	103,613,112	159,455,290	65,744,503

Liabilities:
Payables:
Investments purchased	—	452,500	—
Dividends	—	—	—
Fund shares redeemed	22,509	119,516	8,003
Advisory fees	55,350	39,108	35,490
Deferred trustee fess	47,537	30,310	20,624
Administrative fees	12,813	19,554	8,190
Accrued expenses	38,433	52,774	51,035
Total Liabilities	176,642	713,762	123,342

Net Assets:
Paid-in capital	69,547,804	130,378,098	43,562,998
Accumulated undistributed (distribution in excess of) net investment income	607,613	321,220	185,959
Accumulated net realized gain (loss)	13,236,285	(677,193)	6,979,534
Net unrealized gain	20,044,768	28,719,403	14,892,670
Net Assets	$103,436,470	$158,741,528	$65,621,161

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,014,007	5,320,874	1,698,365
Net asset value (net assets/shares outstanding)	$34.32	$29.83	$38.64

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$778,974,085	$101,968,893	$245,547,765	$305,044,626	$102,791,820
702	974	290	43,430	45

6,988,162	407,726	2,779,485	3,600,600	1,313,016
1,584,423	1,029,658	639,984	426,811	101,760
2,835,206	163,057	—	—	—
—	15,023	—	—	22,097
24,863	3,533	8,238	10,420	3,755
790,407,441	103,588,864	248,975,762	309,125,887	104,232,493

6,794,797	—	—	—	—
1,910,498	107,550	650,050	705,563	224,721
1,322,151	102,566	169,712	218,682	180,246
275,288	43,138	81,816	95,124	43,340
153,566	42,157	44,214	48,401	19,324
98,926	13,028	31,254	39,238	13,114
148,612	36,077	23,568	23,076	18,289
10,703,838	344,516	1,000,614	1,130,084	499,034

740,654,255	107,817,685	243,530,435	305,444,494	102,412,651
(3,417,782)	(1,382,470)	307,256	(12,897)	(26,235)
(1,094,728)	(6,439,409)	1,818,438	1,518,549	207,678
43,561,858	3,248,542	2,319,019	1,045,657	1,139,365
$779,703,603	$103,244,348	$247,975,148	$307,995,803	$103,733,459

38,524,559	5,807,304	12,870,502	15,995,908	5,487,554
$20.24	$17.78	$19.27	$19.25	$18.90

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2013

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$42	$156	$59
Dividends	1,758,298	4,350,859	924,935
Total Investment Income	1,758,340	4,351,015	924,994

Expenses:
Advisory fees	609,485	372,322	391,143
Administration fees	140,691	186,161	90,264
Shareowner servicing fees	73,159	24,821	18,655
Custody and accounting fees	47,524	48,194	49,583
Transfer Agent fees	56,157	99,980	41,157
Professional fees	27,937	28,799	23,509
Registration fees	21,830	33,300	21,249
Printing and mailing fees	7,244	10,684	6,102
Trustee fees	3,839	4,928	2,536
Other	16,990	16,119	9,195
Total Expenses	1,004,856	825,308	653,393
Less — expense reimbursements	—	—	—
Net Expenses	1,004,856	825,308	653,393
Net Investment Income	753,484	3,525,707	271,601

Realized and unrealized gain (loss)
Net realized gain	13,428,162	5,459,490	6,949,636
Net change in unrealized gain (loss)	6,489,245	20,003,994	7,511,180
Net realized and unrealized gain (loss)	19,917,407	25,463,484	14,460,816
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,670,891	$28,989,191	$14,732,417

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$34,449,568	$2,411,525	$9,486,734	$11,651,678	$3,941,874
250,134	—	245,289	312,186	115,963
34,699,702	2,411,525	9,732,023	11,963,864	4,057,837

3,261,338	541,319	984,066	1,157,084	543,170
1,176,803	167,708	380,439	484,251	168,501
549,175	27,951	25,363	103,307	30,330
161,286	66,023	91,901	104,018	59,819
111,484	34,080	47,280	54,689	33,120
106,217	29,694	43,201	57,537	37,221
30,396	23,999	28,092	14,129	23,672
47,283	9,405	18,320	20,962	9,930
31,090	5,143	10,312	13,546	5,299
134,593	20,788	41,279	53,623	18,923
5,609,665	926,110	1,670,253	2,063,146	929,985
—	(165,834)	—	—	(143,653)
5,609,665	760,276	1,670,253	2,063,146	786,332
29,090,037	1,651,249	8,061,770	9,900,718	3,271,505

2,390,001	234,602	1,824,730	1,514,717	197,216
(29,371,867)	(1,676,016)	(15,685,226)	(19,182,615)	(5,947,319)
(26,981,866)	(1,441,414)	(13,860,496)	(17,667,898)	(5,750,103)
$2,108,171	$209,835	$(5,798,726)	$(7,767,180)	$(2,478,598)

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2012
From Operations:
Net investment income	$753,484	$548,349	$3,525,707	$2,572,441
Net realized gain	13,428,162	7,301,480	5,459,490	3,977,519
Net change in unrealized gain (loss)	6,489,245	4,043,997	20,003,994	7,142,436
Net increase in net assets from operations	20,670,891	11,893,826	28,989,191	13,692,396

Distributions to Shareholders:
From net investment income	(600,069)	(424,930)	(3,387,100)	(2,489,002)
From net realized gains	(3,209,975)	—	—	—
Total distributions to shareholders	(3,810,044)	(424,930)	(3,387,100)	(2,489,002)

From Share Transactions:
Proceeds from sales of shares	11,746,374	10,570,170	62,820,109	42,227,543
Reinvestment of distributions	2,101,839	194,252	978,772	591,829
Cost of shares redeemed	(17,685,727)	(28,675,910)	(28,396,268)	(27,311,268)
Net increase (decrease) in net assets resulting from share transactions	(3,837,514)	(17,911,488)	35,402,613	15,508,104
TOTAL INCREASE (DECREASE)	13,023,333	(6,442,592)	61,004,704	26,711,498

Net Assets:
Beginning of year	90,413,137	96,855,729	97,736,824	71,025,326
End of year	$103,436,470	$90,413,137	$158,741,528	$97,736,824
Undistributed (distributions in excess of) net investment income	$607,613	$454,198	$321,220	$182,613

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2012

$271,601	$110,890	$29,090,037	$29,558,076
6,949,636	5,294,201	2,390,001	3,207,783
7,511,180	(1,091,122)	(29,371,867)	20,359,297
14,732,417	4,313,969	2,108,171	53,125,156

(183,790)	—	(30,956,046)	(31,155,201)
(5,309,384)	(3,152,975)	—	—
(5,493,174)	(3,152,975)	(30,956,046)	(31,155,201)

8,883,313	7,546,904	159,396,997	170,632,050
1,750,937	1,246,008	7,611,044	7,114,217
(11,188,439)	(9,281,388)	(144,083,912)	(139,350,138)
(554,189)	(488,476)	22,924,129	38,396,129
8,685,054	672,518	(5,923,746)	60,366,084

56,936,107	56,263,589	785,627,349	725,261,265
$65,621,161	$56,936,107	$779,703,603	$785,627,349
$185,959	$138,848	$(3,417,782)	$(3,052,215)

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2012
From Operations:
Net investment income	$1,651,249	$2,106,266	$8,061,770	$7,102,703
Net realized gain	234,602	210,759	1,824,730	3,132,789
Net change in unrealized gain (loss)	(1,676,016)	789,173	(15,685,226)	10,557,729
Net increase (decrease) in net assets from operations	209,835	3,106,198	(5,798,726)	20,793,221

Distributions to Shareholders:
From net investment income	(2,507,648)	(3,153,089)	(8,001,537)	(7,049,793)
From net realized gains	—	—	(3,124,595)	(1,041,206)
Total distributions to shareholders	(2,507,648)	(3,153,089)	(11,126,132)	(8,090,999)

From Share Transactions:
Proceeds from sales of shares	43,011,189	41,029,044	70,152,639	75,665,898
Reinvestment of distributions	876,785	1,148,375	1,117,021	590,650
Cost of shares redeemed	(61,302,347)	(48,684,128)	(56,589,335)	(33,616,764)
Net increase (decrease) in net assets resulting from share transactions	(17,414,373)	(6,506,709)	14,680,325	42,639,784
TOTAL INCREASE (DECREASE)	(19,712,186)	(6,553,600)	(2,244,533)	55,342,006

Net Assets:
Beginning of year	122,956,534	129,510,134	250,219,681	194,877,675
End of year	$103,244,348	$122,956,534	$247,975,148	$250,219,681
Undistributed (distributions in excess of) net investment income	$(1,382,470)	$(1,439,469)	$307,256	$240,970

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2012

$9,900,718	$9,363,905	$3,271,505	$3,324,268
1,514,717	1,233,352	197,216	805,217
(19,182,615)	9,760,950	(5,947,319)	3,269,899
(7,767,180)	20,358,207	(2,478,598)	7,399,384

(9,871,792)	(9,339,993)	(3,253,380)	(3,308,180)
(1,240,072)	(1,102,611)	(803,712)	(213,992)
(11,111,864)	(10,442,604)	(4,057,092)	(3,522,172)

71,893,920	81,300,418	25,214,485	30,962,586
1,743,946	1,564,032	681,980	543,775
(66,450,191)	(39,761,111)	(30,464,689)	(18,886,488)
7,187,675	43,103,339	(4,568,224)	12,619,873
(11,691,369)	53,018,942	(11,103,914)	16,497,085

319,687,172	266,668,230	114,837,373	98,340,288
$307,995,803	$319,687,172	$103,733,459	$114,837,373
$(12,897)	$(37,298)	$(26,235)	$(33,497)

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Fiscal Years Ended October 31,
2013	$28.81	$0.25		$6.49	$6.74	$(0.19)	$(1.04)	$(1.23)
2012	25.56	0.16		3.20	3.36	(0.11)	—	(0.11)
2011	24.73	0.13	(c)	0.82	0.95	(0.12)	—	(0.12)
2010	21.24	0.19	(d)	3.41	3.60	(0.11)	—	(0.11)
2009(e)	18.44	0.10		2.75	2.85	(0.05)	—	(0.05)

VALUE FUND
For the Fiscal Years Ended October 31,
2013	$24.10	$0.77		$5.70	$6.47	$(0.74)	$—	$(0.74)
2012	21.18	0.67		2.90	3.57	(0.65)	—	(0.65)
2011	18.91	0.48		2.24	2.72	(0.45)	—	(0.45)
2010	16.81	0.22		2.10	2.32	(0.22)	—	(0.22)
2009(e)	16.31	0.30		0.50	0.80	(0.30)	—	(0.30)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.09% of average net assets.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.13 per share and 0.56% of average net assets.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover rate

$34.32	24.39%	$103,436	1.07%	1.07%	0.80%		78%
28.81	13.18	90,413	1.13	1.15	0.57		52
25.56	3.84	96,856	1.13	1.19	0.50	(c)	43
24.73	16.98	119,567	1.13	1.24	0.82	(d)	46
21.24	15.55	110,522	1.13	1.20	0.52		39

$29.83	27.27%	$158,742	0.66%	0.66%	2.84%		34%
24.10	16.99	97,737	0.70	0.70	2.94		46
21.18	14.51	71,025	0.86	0.90	2.32		116
18.91	13.88	49,932	1.20	1.26	1.24		47
16.81	5.19	63,622	1.20	1.22	1.98		61

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Fiscal Years Ended October 31,
2013	$33.38	$0.16		$8.32	$8.48	$(0.10)	$(3.12)	$(3.22)
2012	32.78	0.06	(c)	2.43	2.49	—	(1.89)	(1.89)
2011	31.24	(0.06	)(d)	1.60	1.54	—	—	—
2010	24.06	(0.07)		7.29	7.22	(0.04)	—	(0.04)
2009(e)	21.13	0.02		3.81	3.83	(0.01)	(0.89)	(0.90)

BOND FUND
For the Fiscal Years Ended October 31,
2013	$20.99	$0.77		$(0.70)	$0.07	$(0.82)	$—	$(0.82)
2012	20.39	0.82		0.64	1.46	(0.86)	—	(0.86)
2011	20.35	0.89		0.06	0.95	(0.91)	—	(0.91)
2010	19.17	0.93		1.21	2.14	(0.96)	—	(0.96)
2009(e)	17.29	0.96		1.91	2.87	(0.99)	—	(0.99)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.20% of average net assets.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.19% of average net assets.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$38.64	27.92%	$65,621	1.09%	1.09%	0.45%		75%
33.38	8.12	56,936	1.18	1.18	0.20	(c)	64
32.78	4.93	56,264	1.24	1.24	(0.18	)(d)	46
31.24	30.08	53,380	1.33	1.33	(0.24)		45
24.06	19.76	48,771	1.33	1.33	0.12		58

$20.24	0.31%	$779,704	0.72%	0.72%	3.71%		23%
20.99	7.30	785,627	0.77	0.77	3.96		18
20.39	4.80	725,261	0.81	0.81	4.39		26
20.35	11.46	648,695	0.83	0.83	4.75		26
19.17	17.00	570,560	0.81	0.81	5.23		22

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Fiscal Years Ended October 31,
2013	$18.14	$0.27	$(0.23)	$0.04	$(0.40)	$—	$(0.40)
2012	18.15	0.30	0.14	0.44	(0.45)	—	(0.45)
2011	18.48	0.38	(0.19)	0.19	(0.52)	—	(0.52)
2010	18.16	0.48	0.42	0.90	(0.58)	—	(0.58)
2009(c)	17.53	0.56	0.79	1.35	(0.72)	—	(0.72)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2013	$20.59	$0.63	$(1.07)	$(0.44)	$(0.63)	$(0.25)	$(0.88)
2012	19.42	0.64	1.27	1.91	(0.64)	(0.10)	(0.74)
2011	19.50	0.71	0.16	0.87	(0.71)	(0.24)	(0.95)
2010	18.84	0.67	0.71	1.38	(0.67)	(0.05)	(0.72)
2009(c)	17.82	0.70	1.20	1.90	(0.70)	(0.18)	(0.88)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$17.78	0.24%	$103,244	0.68%	0.83%	1.48%	25%
18.14	2.46	122,957	0.68	0.83	1.66	26
18.15	1.07	129,510	0.68	0.88	2.09	27
18.48	5.04	133,022	0.68	0.89	2.60	28
18.16	7.85	105,981	0.68	0.93	3.14	25

$19.27	(2.23)%	$247,975	0.66%	0.66%	3.18%	37%
20.59	9.95	250,220	0.70	0.74	3.16	17
19.42	4.73	194,878	0.70	0.84	3.76	44
19.50	7.43	191,897	0.70	0.86	3.49	46
18.84	10.89	163,878	0.70	0.85	3.77	27

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2013	$20.39	$0.61	$(1.06)	$(0.45)	$(0.61)	$(0.08)	$(0.69)
2012	19.69	0.64	0.79	1.43	(0.65)	(0.08)	(0.73)
2011	19.70	0.69	0.03	0.72	(0.69)	(0.04)	(0.73)
2010	19.30	0.66	0.43	1.09	(0.66)	(0.03)	(0.69)
2009(c)	18.27	0.67	1.05	1.72	(0.67)	(0.02)	(0.69)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2013	$20.01	$0.57	$(0.98)	$(0.41)	$(0.56)	$(0.14)	$(0.70)
2012	19.27	0.62	0.77	1.39	(0.61)	(0.04)	(0.65)
2011	19.32	0.66	0.10	0.76	(0.66)	(0.15)	(0.81)
2010	19.05	0.63	0.33	0.96	(0.63)	(0.06)	(0.69)
2009(c)	17.90	0.63	1.20	1.83	(0.64)	(0.04)	(0.68)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$19.25	(2.29)%	$307,996	0.64%	0.64%	3.07%	23%
20.39	7.33	319,687	0.70	0.74	3.20	14
19.69	3.77	266,668	0.70	0.84	3.57	15
19.70	5.72	265,798	0.70	0.84	3.37	19
19.30	9.54	229,687	0.70	0.83	3.50	10

$18.90	(2.09)%	$103,733	0.70%	0.83%	2.91%	22%
20.01	7.32	114,837	0.70	0.85	3.11	24
19.27	4.09	98,340	0.70	0.90	3.50	14
19.32	5.15	84,067	0.70	0.94	3.31	23
19.05	10.33	75,878	0.70	0.93	3.38	16

The accompanying notes are an integral part of these financial statements.	71

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2013

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost of the REIT.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as being from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2013

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2013:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$102,612,643	$—	$—
Short-term Investment	—	876,000	—
Total	$102,612,643	$876,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$156,053,920	$—	$—
Short-term Investment	—	2,396,000	—
Total	$156,053,920	$2,396,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$65,211,880	$—	$—
Short-term Investment	—	464,000	—
Total	$65,211,880	$464,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$77,335,602	$—
Municipal Bond Obligations	—	93,630,997	—
Mortgage-Backed Obligations	—	149,112,909	—
Corporate Obligations	—	375,823,358	—
U.S. Treasury and/or Other U.S. Government Agencies	11,799,842	49,475,953	—
Investment Company	4,999,424	—	—
Short-term Investment	—	16,796,000	—
Total	$16,799,266	$762,174,819	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,713,924	$—
Mortgage-Backed Obligations	—	23,528,443	—
U.S. Treasury and/or Other U.S. Government Agencies	9,181,273	63,106,253	—
Short-term Investment	—	2,439,000	—
Total	$9,181,273	$92,787,620	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2013

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$230,492,958	$—
Investment Company	5,440,807	—	—
Short-term Investment	—	9,614,000	—
Total	$5,440,807	$240,106,958	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$297,656,962	$—
Investment Company	6,924,664	—	—
Short-term Investment	—	463,000	—
Total	$6,924,664	$298,119,962	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$98,623,802	$—
Investment Company	2,572,018	—	—
Short-term Investment	—	1,596,000	—
Total	$2,572,018	$100,219,802	$—

For further information regarding security characteristics, see Schedules of Investments.

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Growth and MidCap Growth	0.65%	0.50%	0.40%
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%

The contractual advisory fee for the Value Fund is 0.30% of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2013, the effective advisory fees were 0.65%, 0.65%, 0.48%, 0.39%, 0.36%, 0.48%, and 0.42% for the Growth, MidCap Growth, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond and Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2013.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the fiscal year ended October 31, 2013, Commerce Bank an affiliate of the Adviser, received $343,743 in shareowner servicing fees.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2013

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2013, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$72,948,226	$—	$80,060,959
Value	—	75,117,435	—	41,177,349
MidCap Growth	—	44,995,243	—	49,820,345
Bond	4,756,354	201,800,540	56,866,225	122,199,585
Short-Term Government	27,111,707	503,738	36,237,115	5,371,995
National Tax-Free Intermediate Bond	—	103,437,685	—	93,173,916
Missouri Tax-Free Intermediate Bond	—	88,396,531	—	73,243,604
Kansas Tax-Free Intermediate Bond	—	24,891,229	—	24,524,704

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2013 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$600,069	$3,387,100	$321,050	$30,956,046
Net long-term capital gains	3,209,975	—	5,172,124	—
Total taxable distributions	$3,810,044	$3,387,100	$5,493,174	$30,956,046

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$2,507,648	$986,403	$291,291	$211,075
Net long-term capital gains	—	2,156,871	953,635	593,418
Total taxable distributions	$2,507,648	$3,143,274	$1,244,926	$804,493
Total tax-exempt income distributions	$—	$7,982,858	$9,866,938	$3,252,599

COMMERCE FUNDS

6. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended October 31, 2012 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$424,930	$2,489,002	$—	$31,155,201
Net long-term capital gains	—	—	3,152,975	—
Total taxable distributions	$424,930	$2,489,002	$3,152,975	$31,155,201

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$31,153,089	$84,908	$4,296	$4,326
Net long-term capital gains	—	970,506	1,102,611	213,992
Total taxable distributions	$31,153,089	$1,055,414	$1,106,907	$218,318
Total tax-exempt income distributions	$—	$7,035,585	$9,335,697	$3,303,854

As of October 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$3,993,069	$329,673	$1,357,972	$2,328,295
Undistributed long-term capital gains	9,996,556	123,587	5,833,279	—
Total undistributed earnings	$13,989,625	$453,260	$7,191,251	$2,328,295
Capital loss carryforward	—	—	—	(1,094,728)
Timing differences (distributions payable, deferred compensation)	(2,504)	(8,454)	(6,357)	(1,977,154)
Unrealized gains — net	19,901,545	27,918,624	14,873,269	39,792,935
Total accumulated gains — net	$33,888,666	$28,363,430	$22,058,163	$39,049,348

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$200,546	$—	$—	$—
Undistributed tax-exempt income	—	810,495	648,248	167,782
Undistributed long-term capital gains	—	1,818,438	1,518,551	207,678
Total undistributed earnings	$200,546	$2,628,933	$2,166,799	$375,460
Capital loss carryforward	(6,439,409)	—	—	—
Timing differences (distributions payable, deferred compensation)	(106,511)	(657,878)	(720,473)	(229,003)
Unrealized gains — net	1,772,037	2,473,658	1,104,983	1,174,351
Total accumulated gains (losses) — net	$(4,573,337)	$4,444,713	$2,551,309	$1,320,808

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2013

6. TAX INFORMATION (continued)

	Bond	Short-Term Government
Capital loss carryforwards:(1)(2)
Expiring 2014	$(1,094,728)	$(2,653,199)
Expiring 2015	—	(1,094,544)
Expiring 2016	—	(347,228)
Expiring 2017	—	(400,692)
Expiring 2018	—	(460,436)
Expiring 2019	—	(375,119)
Perpetual Short-term	—	(224,141)
Perpetual Long-term	—	(884,050)
Total capital loss carryforwards:	$(1,094,728)	$(6,439,409)

(1)	Expiration occurs on October 31 of the year indicated. The Short-Term Government Fund had a capital loss carry forward of $2,538,488 that expired in the current fiscal year.

(2)	The Value and Bond Funds utilized $5,313,055 and $889,559, respectively of capital losses in the current fiscal year.

As of October 31, 2013, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$83,587,098	$130,531,296	$50,802,611	$739,181,150
Gross unrealized gain	20,219,144	29,014,131	15,226,600	52,129,470
Gross unrealized loss	(317,599)	(1,095,507)	(353,331)	(12,336,535)
Net unrealized security gain	$19,901,545	$27,918,624	$14,873,269	$39,792,935

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$100,196,856	$243,074,107	$303,939,643	$101,617,469
Gross unrealized gain	4,493,009	9,626,152	10,229,875	3,281,070
Gross unrealized loss	(2,720,972)	(7,152,494)	(9,124,892)	(2,106,719)
Net unrealized security gain	$1,772,037	$2,473,658	$1,104,983	$1,174,351

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from expired capital loss carryforwards, and the differences in tax treatment relating to the recognition of income and gains (losses) of certain bonds and underlying fund investments.

COMMERCE FUNDS

6. TAX INFORMATION (continued)

Fund	Paid-in Capital	Accumulated net realized gain (loss)	Undistributed (distributions in excess of) net investment income (loss)
Growth	$—	$—	$—
Value	—	—	—
MidCap Growth	—	40,700	(40,700)
Bond	—	(1,500,442)	1,500,442
Short-Term Government	(2,538,488)	1,625,090	913,398
National Tax-Free Intermediate Bond	—	(6,053)	6,053
Missouri Tax-Free Intermediate Bond	—	4,525	(4,525)
Kansas Tax-Free Intermediate Bond	—	10,863	(10,863)

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2013

7. OTHER RISKS (continued)

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the 1940 Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

New Accounting Pronouncement — In December 2011, the Financial Accounting Standards Board issued an Accounting standards Update No. 2011-11: Disclosures about offsetting in Assets and Liabilities (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. At this time, Commerce and GSAM are evaluating the implications of these changes on the financial statements.

10. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Fiscal Year Ended October 31, 2013		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	385,331	$11,746,374	379,358	$10,570,170
Reinvestment of distributions	75,149	2,101,839	7,627	194,252
Shares redeemed	(584,239)	(17,685,727)	(1,039,175)	(28,675,910)
Net Decrease	(123,759)	$(3,837,514)	(652,190)	$(17,911,488)

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Value Fund
	For the Fiscal Year Ended October 31, 2013		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	2,296,040	$62,820,109	1,877,199	$42,227,543
Reinvestment of distributions	36,589	978,772	25,759	591,829
Shares redeemed	(1,066,785)	(28,396,268)	(1,201,526)	(27,311,268)
Net Increase	1,265,844	$35,402,613	701,432	$15,508,104

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2013		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	260,802	$8,883,313	235,356	$7,546,904
Reinvestment of distributions	56,928	1,750,937	40,811	1,246,008
Shares redeemed	(325,042)	(11,188,439)	(286,894)	(9,281,388)
Net Decrease	(7,312)	$(554,189)	(10,727)	$(488,476)

	Bond Fund
	For the Fiscal Year Ended October 31, 2013		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	7,714,810	$159,396,997	8,268,837	$170,632,050
Reinvestment of distributions	369,231	7,611,044	344,343	7,114,217
Shares redeemed	(6,984,000)	(144,083,912)	(6,764,192)	(139,350,138)
Net Increase	1,100,041	$22,924,129	1,848,988	$38,396,129

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2013		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	2,390,738	$43,011,189	2,263,048	$41,029,044
Reinvestment of distributions	48,829	876,785	63,319	1,148,375
Shares redeemed	(3,409,766)	(61,302,347)	(2,684,787)	(48,684,128)
Net Decrease	(970,199)	$(17,414,373)	(358,420)	$(6,506,709)

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2013		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	3,500,446	$70,152,639	3,751,953	$75,665,898
Reinvestment of distributions	55,216	1,117,021	29,561	590,650
Shares redeemed	(2,838,861)	(56,589,335)	(1,665,277)	(33,616,764)
Net Increase	716,801	$14,680,325	2,116,237	$42,639,784

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2013

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2013		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	3,579,092	$71,893,920	4,031,916	$81,300,418
Reinvestment of distributions	87,429	1,743,946	77,776	1,564,032
Shares redeemed	(3,352,746)	(66,450,191)	(1,972,367)	(39,761,111)
Net Increase	313,775	$7,187,675	2,137,325	$43,103,339

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2013		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	1,287,734	$25,214,485	1,563,755	$30,962,586
Reinvestment of distributions	34,794	681,980	27,479	543,775
Shares redeemed	(1,574,094)	(30,464,689)	(955,176)	(18,886,488)
Net Increase (Decrease)	(251,566)	$(4,568,224)	636,058	$12,619,873

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Commerce Funds:

We have audited the accompanying statements of assets and liabilities of the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, portfolios of The Commerce Funds, (collectively, “The Commerce Funds”), including the schedules of investments, as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 19, 2013

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2013 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 through October 31, 2013.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13		Expenses Paid for the 6 months ended 10/31/13*	Beginning Account Value 5/1/13	Ending Account Value 10/31/13		Expenses Paid for the 6 months ended 10/31/13*	Beginning Account Value 5/1/13	Ending Account Value 10/31/13		Expenses Paid for the 6 months ended 10/31/13*	Beginning Account Value 5/1/13	Ending Account Value 10/31/13		Expenses Paid for the 6 months ended 10/31/13*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,106.74		$5.65	$1,000.00	$1,098.50		$3.44	$1,000.00	$1,103.70		$5.73	$1,000.00	$980.70		$3.53
Hypothetical 5% return	1,000.00	1,019.84	+	5.42	1,000.00	1,021.93	+	3.31	1,000.00	1,019.76	+	5.50	1,000.00	1,021.64	+	3.60
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$995.82		$3.42	$1,000.00	$956.20		$3.25	$1,000.00	$962.20		$3.15	$1,000.00	$966.00		$3.47
Hypothetical 5% return	1,000.00	1,021.78	+	3.47	1,000.00	1,021.88	+	3.36	1,000.00	1,021.99	+	3.25	1,000.00	1,021.68	+	3.57

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2013. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.06%	Short-Term Government	0.68%
Value	0.65	National Tax-Free Intermediate Bond	0.66
MidCap Growth	1.08	Missouri Tax-Free Intermediate Bond	0.64
Bond	0.71	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (UNAUDITED)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the fiscal year during which the Trustee attains the age of 75 years; provided that the Board, in its discretion, may vote to continue the service of any Trustee past the age of 75 years, or (d) the Trust terminates. The Trust does not have procedures in place to accept nominations of Trustees by shareowners. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/27/43	Lead Independent Trustee	19 years	Professor and Senior Fellow, International Center for Automative Research, Clemson University, since August 2004. Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, from July 1996 to July 2004. Corporate Vice President and President of the non-profit subsidiary of Midwest Research Institute MRI Ventures, from January 1991 to July 1996.	8	Director, Great Plains Energy Inc. since 1994.

Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 10/6/47	Trustee	10 years	Retired. Former Partner and Managing Partner of KPMG LLP until 2002.	8	Director, Garmin Ltd. (aviation and consumer technology) since 2004; Director, NPC International Inc. (restaurant and business) (from 2006 to Dec. 2011). Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products).

James M. Snowden, Jr c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 6/5/43	Trustee	2 years	Executive Vice President, Huntleigh Securities Corporation since 1995.	8	None

COMMERCE FUNDS

Trustees and Officers (UNAUDITED) (continued)

Interested Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
*Martin E. Galt III c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/6/42	Trustee and Chairman	10 years	Chairman, Commerce Family Office, since December 1, 2011. Chairman, The Commerce Trust Company, September, 2004 to October 31, 2010. President, Investment Products, TIAA-CREF, January 1999 to October 2003. Executive Vice President, Bank of America (f/k/a NationsBank), 1997 to 2000.	8	None

Officers

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/17/60	President	4 years	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Vice President, Commerce Bank since 1998; President of The Commerce Funds, since May 2008; Vice President and Business Manager for The Commerce Funds, from December 1998 to May 2008.

Angela Dew Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 3/8/77	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	6 years	Chief Compliance Officer of the Trust, since 2007. Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2007. Senior Audit Analyst, Commerce Bank, September 2001 to January 2007.

*	Mr. Galt is an interested person of the Trust because he owns shares of the Adviser’s parent company, Commerce Bancshares, Inc. and currently serves as Chairman of the Commerce Family Office.

(1)	The “Fund Complex” consists of the Trust.

(2)

Directorships of companies required to file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

COMMERCE FUNDS

Officers (continued)

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Scott McHugh Goldman, Sachs & Co. 200 West Street New York, NY 10282 DOB: 9/13/71	Treasurer	5 years	Vice President, Goldman Sachs Asset Management, Global Products Services Group, since February 2007. Treasurer, Goldman Sachs Mutual Fund Complex, since October 2009. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, from 2007 to October 2009. Director, DWS Scudder, 2005 to February 2007. Assistant Treasurer DWS Scudder Funds, 2005 to February 2007. Vice President, DWS Scudder, 2002 to 2005.

Peter W. Fortner Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 DOB: 1/25/58	Chief Accounting Officer	5 years	Vice President, Goldman, Sachs & Co., since July 2000. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

Philip V. Giuca, Jr. Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 DOB: 3/3/62	Assistant Treasurer	14 years	Assistant Treasurer and Vice President, Goldman, Sachs & Co., since May 1992. Assistant Secretary, The Goldman Sachs Group Inc. since 2000.

Andrew Murphy Goldman, Sachs & Co. 200 West Street New York, NY 10282 DOB: 9/28/72	Assistant Secretary	1 year	Vice President, Goldman Sachs (April 2009-Present); Assistant General Counsel, Goldman Sachs (April 2009-Present); Attorney, Axiom Legal (2007-2009); Vice President and Counsel, AllianceBernstein, L.P. (2001-2007).

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/18/67	Assistant Vice President	4 years	Vice President and Business Manager, Commerce Investment Advisors, Inc; since March 2012; Assistant Vice President and Business Manager, The Commerce Funds, since November 2008; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012; Assistant Vice President and Trust Operations Manager, The Commerce Trust Company, December 1998 to July 2008.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUNDS

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2013, 87.30%, 100%, and 90.24% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2013, 100% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Value, Mid Cap Growth, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds designate $3,209,975, $0, $5,172,124, $2,156,871, $953,635, and $593,418 respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2013.

During the year ended October 31, 2013, 99.77%, 99.95%, and 99.98%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2013, the Mid Cap Growth Fund designates $137,260, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended October 31, 2013, 100% of the distributions paid from net investment company taxable income by the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, are designated as either interest-related dividends or short-term capital gain dividends pursuant to section 871(k) of the Internal Revenue Code.

ADVISER AND CO-ADMINISTRATOR
Commerce Investment Advisors, Inc.
922 Walnut Street
4th Floor
Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT
State Street Bank & Trust Company
1 Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105

DISTRIBUTOR
Goldman, Sachs & Co.
200 West Street
New York, New York 10282

CO-ADMINISTRATOR
Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Two Financial Center
60 South St.
Boston, MA 02111

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996

This Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC's website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains more complete information about the Commerce Funds' investment objectives, risks, charges and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, *Chairman*

David L. Bodde, *Lead Independent Trustee*

Charles W. Peffer

James M. Snowden, Jr.

OFFICERS

William Schuetter, *President*

Angela Dew, *Vice President, Chief Compliance Officer and Secretary*

Jeffrey Bolin, *Vice President*

Peter W. Fortner, *Chief Accounting Officer*

Scott McHugh, *Treasurer*

Philip V. Giuca Jr., *Assistant Treasurer*

Andrew Murphy, *Assistant Secretary*

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

commerce funds™

117280.MF.MED.OTU

12/13

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 12(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $126,300 and $123,200 for fiscal years ended October 31, 2013 and 2012, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $38,000 and $36,330 for the fiscal years ended October 31, 2013 and 2012, respectively. Tax fees for the fiscal years ended October 31, 2013 and 2012 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $352,393 and $383,311 for the fiscal years ended October 31, 2013 and 2012, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 3, 2014

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 3, 2014